N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key	0002038891
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies PLUS 21 ADV Shares

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
Russell 2000 Step Up 6 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	20	20	20	20	19.5	19.5	19.5	19.5
MSCI EAFE Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
S&P 500 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
NASDAQ 100 Step Up 1 Year -15% Buffer	11	11	11	11	11	11	11	11	11	11	11
Russell 2000 Dual Direction 6 Yr -10% Buffer	300	300	300	300	300	300	300	300	300	300	300
S&P 500 Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	14.5	14.5	14.5	14.5
MSCI EAFE Annual Lock 6 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25	25
S&P 500 Dual Direction 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
Russell 2000 Standard 1 Year -10% Buffer	23	23	23	23	23	23	23	23	23	23	23
S&P 500 Dual Direction 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
Russell 2000 Dual Direction 6 Yr -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
S&P 500 Dual Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -20% Buffer	15	15	15	15	15	15	15	15	15	15	15

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	110	110	110	110	110	110	110	100	100	100	100
NASDAQ 100 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Annual Lock 6 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25	25
Russell 2000 Standard 6 Year -10% Buffer	350	350	350	350	350	350	350	350	350	350	350
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	11	11	11	11	11	11	11	11	11	11	11
EURO STOXX 50 Standard 1 Yr -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5
MSCI EAFE Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10	10
Russell 2000 Dual Step Up 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Standard 1 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350	350	350	350	350	350
Russell 2000 Standard 6 Year -40% Buffer	125	125	125	125	125	125	125	125	125	125	125
MSCI EAFE Dual Direction 6 Yr -15% Buffer	600	600	600	600	600	600	600	600	600	600	600
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900	900	900	900	900	900
MSCI EAFE Step Up 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	6	6	6	6	6	6	6	6	6	6	6
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	275	275	275	275	275	275	275	275	275	275	275

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2
MSCI EAFE Dual Direction 6 Yr -20% Buffer	400	400	400	400	400	400	400	400	400	400	400
S&P 500 Standard 1 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
NASDAQ 100 Standard 6 Year -40% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	10	10	10	10	10	10	10
S&P 500 Dual Direction 6 Yr -20% Buffer	250	250	250	250	250	250	250	200	200	200	200
S&P 500 Enhanced Upside 125% 6 Yr -15%	100	100	100	100	100	100	100	90	90	90	90
S&P 500 Enhanced Upside 110% 6 Yr -10%	275	275	275	275	275	275	275	275	275	275	275
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	6.8	6.8	6.8	6.8	6.8	6.8	6.8	6.8	6.8	6.8	6.8
S&P 500 Standard 6 Year -15% Buffer	800	800	800	800	800	800	800	800	800	800	800
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	180	180	180	180	180	180	180	180	180	180	180
S&P 500 Standard 1 Year -30% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Standard 6 Year -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
NASDAQ 100 Standard 1 Year -30% Buffer	11	11	11	11	11	11	11	11	11	11	11
S&P 500 Standard 6 Year -20% Buffer	600	600	600	600	600	600	600	600	600	600	600

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
NASDAQ 100 Standard 6 Year -15% Buffer	180	180	180	180	180	180	180	180	180	180	180
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	12.8	12.8	12.8	12.8	12.8	12.8	12.8	12.8	12.8	12.8	12.8
Russell 2000 Step Up 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14	14
S&P 500 Enhanced Upside 110% 6 Yr -15%	190	190	190	190	190	190	190	150	150	150	150
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700	700	700	700	700	700
Russell 2000 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	11	11	11	11
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	8	8	8	8	8	8	8	8	8	8	8
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	550	550	550	550	550	550	550	550	550	550	550
S&P 500 Standard 6 Year -40% Buffer	200	200	200	200	200	200	200	125	125	125	125
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 6 Year -15% Buffer	215	215	215	215	215	215	215	215	215	215	215
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	100	100	100	100	100	100	100	90	90	90	90
Russell 2000 Standard 6 Year -30% Buffer	140	140	140	140	140	140	140	140	140	140	140
Russell 2000 Dual Direction 1 Yr -10% Buffer	18	18	18	18	18	18	18	18	18	18	18
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16	16	16	16

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
MSCI EAFE Standard 1 Year -30% Buffer	11	11	11	11	11	11	11	11	11	11	11
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	90	90	90	90	90	90	90	80	80	80	80
MSCI EAFE Dual Direction 1 Yr -20% Buffer	6	6	6	6	6	6	6	6	6	6	6
MSCI EM Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20	20
EURO STOXX 50 Standard 1 Year -15% Buffer	25	25	25	25	25	25	25	25	25	25	25
MSCI EAFE Standard 6 Year -30% Buffer	500	500	500	500	500	500	500	500	500	500	500
MSCI EAFE Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.2	8.2	8.2	8.2	8.2	8.2	8.2	8.2	8.2	8.2	8.2
Russell 2000 Standard 1 Year -30% Buffer	12	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
Russell 2000 Standard 1 Year -15% Buffer	18	18	18	18	18	18	18	18	18	18	18
S&P 500 Dual Direction 1 Yr -10% Buffer	12	12	12	12	12	12	12	12	12	12	12
MSCI EAFE Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	14	14	14	14
Russell 2000 Standard 6 Year -20% Buffer	155	155	155	155	155	155	155	155	155	155	155
S&P 500 Step Up 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Dual Direction 1 Yr -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Direction 6 Yr -15% Buffer	200	200	200	200	200	200	200	200	200	200	200
NASDAQ 100 Standard 6 Year -10% Buffer	225	225	225	225	225	225	225	225	225	225	225
MSCI EM Standard 1 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 1 Yr -15% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	140	140	140	140	140	140	140	140	140	140	140
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	16	16	16	16	16	16	16	16	16
S&P 500 Enhanced Upside 125% 6 Yr -10%	110	110	110	110	110	110	110	100	100	100	100
Russell 2000 Step Up 1 Yr -15% Buffer	12.2	12.2	12.2	12.2	12.2	12.2	12.2	12.2	12.2	12.2	12.2
S&P 500 Dual Step Up 1 Yr -15% Buffer	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
S&P 500 Step Up 1 Yr -10% Buffer	10	10	10	10	10	10	10	10	10	10	10

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	7	7	7	7	7	7	7
MSCI EAFE Dual Direction 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900	900	900	900	900	900
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Standard 6 Year -30% Buffer	300	300	300	300	300	300	300	250	250	250	250
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	190	190	190	190	190	190	190	150	150	150	150
S&P 500 Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Annual Lock 6 Yr -10% Buff	19.5	19.5	19.5	19.5	19.5	19.5	19.5	18.5	18.5	18.5	18.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	100	100	100	100	100	100	100	100	100	100	100
NASDAQ 100 Standard 6 Year -30% Buffer	110	110	110	110	110	110	110	110	110	110	110
S&P 500 Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350	350	350	350	350	350
Russell 2000 Dual Step Up 1 Yr -10% Buffer	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8
S&P 500 Standard 1 Year -20% Buffer	11	11	11	11	11	11	11	11	11	11	11
MSCI EAFE Step Up 1 Yr -10% Buffer	10.3	10.3	10.3	10.3	10.3	10.3	10.3	10.3	10.3	10.3	10.3
Russell 2000 Annual Lock 6 Year -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	18.5	18.5	18.5	18.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
Russell 2000 Step Up 6 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Standard 1 Year -10% Buffer	20.5	20.5	20.5	20.5	23.5	23.5	23.5	23.5	23.5	23.5	23.5
MSCI EAFE Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
S&P 500 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	8	8	8	8	7.5	7.5	7.5
NASDAQ 100 Step Up 1 Year -15% Buffer	12	12	12	12	13.6	13.6	13.6	13.6	13.5	13.5	13.5
Russell 2000 Dual Direction 6 Yr -10% Buffer	300	300	300	300	300	300	300	300	300	300	300
S&P 500 Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Annual Lock 6 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25	25
S&P 500 Dual Direction 1 Yr -15% Buffer	10	10	10	10	11.5	11.5	11.5	11.5	11.5	11.5	11.5
Russell 2000 Standard 1 Year -10% Buffer	24	24	24	24	26.5	26.5	26.5	26.5	26.5	26.5	26.5
S&P 500 Dual Direction 1 Yr -20% Buffer	7	7	7	7	8	8	8	8	8	8	8
Russell 2000 Dual Direction 6 Yr -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
S&P 500 Dual Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	11.7	11.7	11.7	11.7	11	11	11
MSCI EAFE Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -20% Buffer	16	16	16	16	18	18	18	18	17.5	17.5	17.5

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	100	100	100	100	100	100	100	100	100	100	100
NASDAQ 100 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Annual Lock 6 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25	25
Russell 2000 Standard 6 Year -10% Buffer	350	350	350	350	350	350	350	350	350	350	350
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	12	12	12	12	14	14	14	14	14	14	14
EURO STOXX 50 Standard 1 Yr -10% Buffer	123.5	123.5	123.5	123.5	125	125	125	125	125	125	125
MSCI EAFE Standard 1 Year -40% Buffer	10	10	10	10	11	11	11	11	9	9	9
Russell 2000 Dual Step Up 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	11	11	11	11	10	10	10
MSCI EAFE Standard 1 Year -10% Buffer	30	30	30	30	33	33	33	33	30	30	30
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350	350	350	350	350	350
Russell 2000 Standard 6 Year -40% Buffer	125	125	125	125	125	125	125	125	125	125	125
MSCI EAFE Dual Direction 6 Yr -15% Buffer	600	600	600	600	600	600	600	600	600	600	600
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900	900	900	900	900	900
MSCI EAFE Step Up 1 Yr -15% Buffer	9	9	9	9	11	11	11	11	9	9	9
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	6	6	6	6	7.5	7.5	7.5	7.5	5.5	5.5	5.5
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	275	275	275	275	275	275	275	275	275	275	275

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.7	7.7	7.7	7.7	9.2	9.2	9.2	9.2	8.5	8.5	8.5
MSCI EAFE Dual Direction 6 Yr -20% Buffer	400	400	400	400	400	400	400	400	400	400	400
S&P 500 Standard 1 Year -10% Buffer	16	16	16	16	18.5	18.5	18.5	18.5	18.5	18.5	18.5
NASDAQ 100 Standard 6 Year -40% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	11	11	11	11	13.2	13.2	13.2	13.2	12.5	12.5	12.5
S&P 500 Dual Direction 6 Yr -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
S&P 500 Enhanced Upside 125% 6 Yr -15%	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Enhanced Upside 110% 6 Yr -10%	275	275	275	275	275	275	275	275	275	275	275
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	6.8	6.8	6.8	6.8	8.8	8.8	8.8	8.8	6.8	6.8	6.8
S&P 500 Standard 6 Year -15% Buffer	800	800	800	800	800	800	800	800	800	800	800
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	180	180	180	180	180	180	180	180	180	180	180
S&P 500 Standard 1 Year -30% Buffer	10	10	10	10	10.5	10.5	10.5	10.5	10.5	10.5	10.5
NASDAQ 100 Standard 6 Year -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
NASDAQ 100 Standard 1 Year -30% Buffer	11.5	11.5	11.5	11.5	12	12	12	12	12	12	12
S&P 500 Standard 6 Year -20% Buffer	600	600	600	600	600	600	600	600	600	600	600

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
NASDAQ 100 Standard 6 Year -15% Buffer	180	180	180	180	180	180	180	180	180	180	180
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	13.8	13.8	13.8	13.8	16.8	16.8	16.8	16.8	16.5	16.5	16.5
Russell 2000 Step Up 1 Yr -10% Buffer	15	15	15	15	17.5	17.5	17.5	17.5	16	16	16
S&P 500 Enhanced Upside 110% 6 Yr -15%	150	150	150	150	150	150	150	150	150	150	150
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700	700	700	700	700	700
Russell 2000 Standard 1 Year -40% Buffer	11	11	11	11	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	8	8	8	8	10.7	10.7	10.7	10.7	8.7	8.7	8.7
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	550	550	550	550	550	550	550	550	550	550	550
S&P 500 Standard 6 Year -40% Buffer	130	130	130	130	130	130	130	130	130	130	130
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10.5	10.5	10.5	10.5	10.5	10.5	10.5
Russell 2000 Standard 6 Year -15% Buffer	215	215	215	215	215	215	215	215	215	215	215
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
Russell 2000 Standard 6 Year -30% Buffer	140	140	140	140	140	140	140	140	140	140	140
Russell 2000 Dual Direction 1 Yr -10% Buffer	19	19	19	19	22	22	22	22	22	22	22
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	17	17	17	17	20	20	20	20	20	20	20

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
MSCI EAFE Standard 1 Year -30% Buffer	11	11	11	11	12.5	12.5	12.5	12.5	10.5	10.5	10.5
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	80	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Dual Direction 1 Yr -20% Buffer	6	6	6	6	8	8	8	8	6	6	6
MSCI EM Standard 1 Year -15% Buffer	19	19	19	19	21	21	21	21	21	21	21
EURO STOXX 50 Standard 1 Year -15% Buffer	25	25	25	25	26.5	26.5	26.5	26.5	24.5	24.5	24.5
MSCI EAFE Standard 6 Year -30% Buffer	500	500	500	500	500	500	500	500	500	500	500
MSCI EAFE Standard 1 Year -15% Buffer	17	17	17	17	19	19	19	19	16.5	16.5	16.5
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	9.2	9.2	9.2	9.2	10.6	10.6	10.6	10.6	10	10	10
Russell 2000 Standard 1 Year -30% Buffer	12.5	12.5	12.5	12.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	8	8	8	8	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	21.5	21.5	21.5	21.5	21	21	21
S&P 500 Dual Direction 1 Yr -10% Buffer	13	13	13	13	15.5	15.5	15.5	15.5	15.5	15.5	15.5
MSCI EAFE Standard 1 Year -20% Buffer	14	14	14	14	16	16	16	16	13.5	13.5	13.5
Russell 2000 Standard 6 Year -20% Buffer	155	155	155	155	155	155	155	155	155	155	155
S&P 500 Step Up 1 Yr -15% Buffer	10	10	10	10	12	12	12	12	11	11	11
MSCI EAFE Dual Direction 1 Yr -10% Buffer	16.5	16.5	16.5	16.5	19.5	19.5	19.5	19.5	17.5	17.5	17.5

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	13.5	13.5	13.5	13.5	15.7	15.7	15.7	15.7	15.5	15.5	15.5
Russell 2000 Dual Direction 6 Yr -15% Buffer	200	200	200	200	200	200	200	200	200	200	200
NASDAQ 100 Standard 6 Year -10% Buffer	225	225	225	225	225	225	225	225	225	225	225
MSCI EM Standard 1 Year -10% Buffer	29	29	29	29	30.5	30.5	30.5	30.5	30.5	30.5	30.5
Russell 2000 Dual Direction 1 Yr -15% Buffer	12.5	12.5	12.5	12.5	16	16	16	16	14.5	14.5	14.5
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	140	140	140	140	140	140	140	140	140	140	140
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	125	125	125	125	125	125	125
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -15% Buffer	17	17	17	17	19	19	19	19	19	19	19
S&P 500 Enhanced Upside 125% 6 Yr -10%	100	100	100	100	100	100	100	100	100	100	100
Russell 2000 Step Up 1 Yr -15% Buffer	13.2	13.2	13.2	13.2	15.2	15.2	15.2	15.2	14	14	14
S&P 500 Dual Step Up 1 Yr -15% Buffer	8.2	8.2	8.2	8.2	9.7	9.7	9.7	9.7	9	9	9
S&P 500 Standard 1 Year -40% Buffer	9	9	9	9	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
S&P 500 Step Up 1 Yr -10% Buffer	11	11	11	11	14	14	14	14	13	13	13

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	8.7	8.7	8.7	8.7	8.5	8.5	8.5
MSCI EAFE Dual Direction 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	11.5	11.5	11.5	11.5	9.5	9.5	9.5
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900	900	900	900	900	900
NASDAQ 100 Standard 1 Year -20% Buffer	14.5	14.5	14.5	14.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
S&P 500 Standard 6 Year -30% Buffer	250	250	250	250	250	250	250	250	250	250	250
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	150	150	150	150	150	150	150	150	150	150	150
S&P 500 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	15	15	15	15	15	15	15
Russell 2000 Annual Lock 6 Yr -10% Buff	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	100	100	100	100	100	100	100	100	100	100	100
NASDAQ 100 Standard 6 Year -30% Buffer	110	110	110	110	110	110	110	110	110	110	110
S&P 500 Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350	350	350	350	350	350
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11.8	11.8	11.8	11.8	13.8	13.8	13.8	13.8	12.5	12.5	12.5
S&P 500 Standard 1 Year -20% Buffer	12	12	12	12	13	13	13	13	13	13	13
MSCI EAFE Step Up 1 Yr -10% Buffer	10.3	10.3	10.3	10.3	13.3	13.3	13.3	13.3	11.3	11.3	11.3
Russell 2000 Annual Lock 6 Year -10% Buffer	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	8	8	8	8	10.5	10.5	10.5	10.5	9.5	9.5	9.5

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
Russell 2000 Step Up 6 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Standard 1 Year -10% Buffer	21.5	21.5	21.5	21.5	20.5	20.5	20.5	20.5	20.5	20.5	20.5
MSCI EAFE Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
S&P 500 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	7	7	7	7	7	7	7
NASDAQ 100 Step Up 1 Year -15% Buffer	12	12	12	12	11.5	11.5	11.5	11.5	11.5	11.5	11.5
Russell 2000 Dual Direction 6 Yr -10% Buffer	300	300	300	300	300	300	300	300	300	300	300
S&P 500 Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Annual Lock 6 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25	25
S&P 500 Dual Direction 1 Yr -15% Buffer	10	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 1 Year -10% Buffer	24.5	24.5	24.5	24.5	24.5	24.5	24.5	24.5	24.5	24.5	24.5
S&P 500 Dual Direction 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
Russell 2000 Dual Direction 6 Yr -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
S&P 500 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -20% Buffer	16	16	16	16	16	16	16	16	16	16	16

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	100	100	100	100	100	100	100	100	100	100	100
NASDAQ 100 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Annual Lock 6 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25	25
Russell 2000 Standard 6 Year -10% Buffer	350	350	350	350	350	350	350	350	350	350	350
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	12.5	12.5	12.5	12.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
EURO STOXX 50 Standard 1 Yr -10% Buffer	115	115	115	115	115	115	115	115	115	115	115
MSCI EAFE Standard 1 Year -40% Buffer	8	8	8	8	8	8	8	8	8	8	8
Russell 2000 Dual Step Up 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Standard 1 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25	25
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350	350	350	350	350	350
Russell 2000 Standard 6 Year -40% Buffer	125	125	125	125	125	125	125	125	125	125	125
MSCI EAFE Dual Direction 6 Yr -15% Buffer	600	600	600	600	600	600	600	600	600	600	600
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900	900	900	900	900	900
MSCI EAFE Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	275	275	275	275	275	275	275	275	275	275	275

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	8	8	8	8	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Direction 6 Yr -20% Buffer	400	400	400	400	400	400	400	400	400	400	400
S&P 500 Standard 1 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 6 Year -40% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 6 Yr -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
S&P 500 Enhanced Upside 125% 6 Yr -15%	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Enhanced Upside 110% 6 Yr -10%	275	275	275	275	275	275	275	275	275	275	275
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8
S&P 500 Standard 6 Year -15% Buffer	800	800	800	800	800	800	800	800	800	800	800
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	180	180	180	180	180	180	180	180	180	180	180
S&P 500 Standard 1 Year -30% Buffer	10	10	10	10	10	10	10	10	10	10	10
NASDAQ 100 Standard 6 Year -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
NASDAQ 100 Standard 1 Year -30% Buffer	11.5	11.5	11.5	11.5	11	11	11	11	11	11	11
S&P 500 Standard 6 Year -20% Buffer	600	600	600	600	600	600	600	600	600	600	600

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
NASDAQ 100 Standard 6 Year -15% Buffer	180	180	180	180	180	180	180	180	180	180	180
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14.5	14.5	14.5	14.5	14	14	14	14	14	14	14
Russell 2000 Step Up 1 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
S&P 500 Enhanced Upside 110% 6 Yr -15%	150	150	150	150	150	150	150	150	150	150	150
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700	700	700	700	700	700
Russell 2000 Standard 1 Year -40% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	550	550	550	550	550	550	550	550	550	550	550
S&P 500 Standard 6 Year -40% Buffer	120	120	120	120	120	120	120	120	120	120	120
NASDAQ 100 Standard 1 Year -40% Buffer	9.5	9.5	9.5	9.5	9	9	9	9	9	9	9
Russell 2000 Standard 6 Year -15% Buffer	215	215	215	215	215	215	215	215	215	215	215
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
Russell 2000 Standard 6 Year -30% Buffer	140	140	140	140	140	140	140	140	140	140	140
Russell 2000 Dual Direction 1 Yr -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	18	18	18	18	17	17	17	17	17	17	17

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
MSCI EAFE Standard 1 Year -30% Buffer	10	10	10	10	10	10	10	10	10	10	10
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	80	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Dual Direction 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
MSCI EM Standard 1 Year -15% Buffer	21	21	21	21	21	21	21	21	21	21	21
EURO STOXX 50 Standard 1 Year -15% Buffer	21.5	21.5	21.5	21.5	20	20	20	20	20	20	20
MSCI EAFE Standard 6 Year -30% Buffer	500	500	500	500	500	500	500	500	500	500	500
MSCI EAFE Standard 1 Year -15% Buffer	15	15	15	15	15	15	15	15	15	15	15
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	9	9	9	9	8.5	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 1 Year -30% Buffer	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	8.5	8.5	8.5	8.5	8	8	8	8	8	8	8
Russell 2000 Standard 1 Year -15% Buffer	19.5	19.5	19.5	19.5	19	19	19	19	19	19	19
S&P 500 Dual Direction 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14	14
MSCI EAFE Standard 1 Year -20% Buffer	12	12	12	12	12	12	12	12	12	12	12
Russell 2000 Standard 6 Year -20% Buffer	155	155	155	155	155	155	155	155	155	155	155
S&P 500 Step Up 1 Yr -15% Buffer	10	10	10	10	10	10	10	10	10	10	10
MSCI EAFE Dual Direction 1 Yr -10% Buffer	15	15	15	15	15	15	15	15	15	15	15

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	14	14	14	14	13	13	13	13	13	13	13
Russell 2000 Dual Direction 6 Yr -15% Buffer	200	200	200	200	200	200	200	200	200	200	200
NASDAQ 100 Standard 6 Year -10% Buffer	225	225	225	225	225	225	225	225	225	225	225
MSCI EM Standard 1 Year -10% Buffer	30.5	30.5	30.5	30.5	30.5	30.5	30.5	30.5	30.5	30.5	30.5
Russell 2000 Dual Direction 1 Yr -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	140	140	140	140	140	140	140	140	140	140	140
EURO STOXX 50 Standard 1 Year -10% Buffer	115	115	115	115	115	115	115	115	115	115	115
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -15% Buffer	17.5	17.5	17.5	17.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5
S&P 500 Enhanced Upside 125% 6 Yr -10%	100	100	100	100	100	100	100	100	100	100	100
Russell 2000 Step Up 1 Yr -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Dual Step Up 1 Yr -15% Buffer	8	8	8	8	8	8	8	8	8	8	8
S&P 500 Standard 1 Year -40% Buffer	9	9	9	9	9	9	9	9	9	9	9
S&P 500 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
S&P 500 Step Up 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11	11	11	11	11	11	11

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	8	8	8	8	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Direction 1 Yr -15% Buffer	8	8	8	8	8	8	8	8	8	8	8
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900	900	900	900	900	900
NASDAQ 100 Standard 1 Year -20% Buffer	14	14	14	14	13.5	13.5	13.5	13.5	13.5	13.5	13.5
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
S&P 500 Standard 6 Year -30% Buffer	250	250	250	250	250	250	250	250	250	250	250
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	150	150	150	150	150	150	150	150	150	150	150
S&P 500 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Annual Lock 6 Yr -10% Buff	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	100	100	100	100	100	100	100	100	100	100	100
NASDAQ 100 Standard 6 Year -30% Buffer	110	110	110	110	110	110	110	110	110	110	110
S&P 500 Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350	350	350	350	350	350
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11	11	11	11	11	11	11
S&P 500 Standard 1 Year -20% Buffer	12	12	12	12	12	12	12	12	12	12	12
MSCI EAFE Step Up 1 Yr -10% Buffer	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8
Russell 2000 Annual Lock 6 Year -10% Buffer	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	8.5	8.5	8.5	8.5	8	8	8	8	8	8	8

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
Russell 2000 Step Up 6 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Standard 1 Year -10% Buffer	19	19	19	19	18	18	18	18	18	18	18
MSCI EAFE Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
S&P 500 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
NASDAQ 100 Step Up 1 Year -15% Buffer	11	11	11	11	11	11	11	11	11	11	11
Russell 2000 Dual Direction 6 Yr -10% Buffer	300	300	300	300	300	300	300	300	300	300	300
S&P 500 Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Annual Lock 6 Year -10% Buffer	23.5	23.5	23.5	23.5	23.5	23.5	23.5	23.5	23.5	23.5	23.5
S&P 500 Dual Direction 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
Russell 2000 Standard 1 Year -10% Buffer	24.5	24.5	24.5	24.5	24	24	24	24	24	24	24
S&P 500 Dual Direction 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
Russell 2000 Dual Direction 6 Yr -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
S&P 500 Dual Step Up 1 Yr -10% Buffer	9	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -20% Buffer	16	16	16	16	16	16	16	16	16	16	16

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	100	100	100	100	100	100	100	100	100	100	100
NASDAQ 100 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Annual Lock 6 Year -10% Buffer	23.5	23.5	23.5	23.5	23.5	23.5	23.5	23.5	23.5	23.5	23.5
Russell 2000 Standard 6 Year -10% Buffer	350	350	350	350	350	350	350	350	350	350	350
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
EURO STOXX 50 Standard 1 Yr -10% Buffer	115	115	115	115	115	115	115	115	115	115	115
MSCI EAFE Standard 1 Year -40% Buffer	8	8	8	8	8	8	8	8	8	8	8
Russell 2000 Dual Step Up 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Standard 1 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25	25
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350	350	350	350	350	350
Russell 2000 Standard 6 Year -40% Buffer	125	125	125	125	125	125	125	125	125	125	125
MSCI EAFE Dual Direction 6 Yr -15% Buffer	600	600	600	600	600	600	600	600	600	600	600
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900	900	900	900	900	900
MSCI EAFE Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	275	275	275	275	275	275	275	275	275	275	275

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Direction 6 Yr -20% Buffer	400	400	400	400	400	400	400	400	400	400	400
S&P 500 Standard 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16	16	16	16	16	16	16
NASDAQ 100 Standard 6 Year -40% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	10	10	10	10	10	10	10
S&P 500 Dual Direction 6 Yr -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
S&P 500 Enhanced Upside 125% 6 Yr -15%	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Enhanced Upside 110% 6 Yr -10%	275	275	275	275	275	275	275	275	275	275	275
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8
S&P 500 Standard 6 Year -15% Buffer	800	800	800	800	800	800	800	800	800	800	800
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	180	180	180	180	180	180	180	180	180	180	180
S&P 500 Standard 1 Year -30% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Standard 6 Year -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
NASDAQ 100 Standard 1 Year -30% Buffer	10	10	10	10	10	10	10	10	10	10	10
S&P 500 Standard 6 Year -20% Buffer	600	600	600	600	600	600	600	600	600	600	600

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
NASDAQ 100 Standard 6 Year -15% Buffer	180	180	180	180	180	180	180	180	180	180	180
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14	14
Russell 2000 Step Up 1 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
S&P 500 Enhanced Upside 110% 6 Yr -15%	150	150	150	150	150	150	150	150	150	150	150
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700	700	700	700	700	700
Russell 2000 Standard 1 Year -40% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7	7.7
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	550	550	550	550	550	550	550	550	550	550	550
S&P 500 Standard 6 Year -40% Buffer	120	120	120	120	120	120	120	120	120	120	120
NASDAQ 100 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 6 Year -15% Buffer	215	215	215	215	215	215	215	215	215	215	215
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
Russell 2000 Standard 6 Year -30% Buffer	140	140	140	140	140	140	140	140	140	140	140
Russell 2000 Dual Direction 1 Yr -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
MSCI EAFE Standard 1 Year -30% Buffer	10	10	10	10	10	10	10	10	10	10	10
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	80	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Dual Direction 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
MSCI EM Standard 1 Year -15% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Standard 6 Year -30% Buffer	500	500	500	500	500	500	500	500	500	500	500
MSCI EAFE Standard 1 Year -15% Buffer	15	15	15	15	15	15	15	15	15	15	15
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 1 Year -30% Buffer	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	8	8	8	8	8	8	8	8	8	8	8
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	19	19	19	19
S&P 500 Dual Direction 1 Yr -10% Buffer	13	13	13	13	13	13	13	13	13	13	13
MSCI EAFE Standard 1 Year -20% Buffer	12	12	12	12	12	12	12	12	12	12	12
Russell 2000 Standard 6 Year -20% Buffer	155	155	155	155	155	155	155	155	155	155	155
S&P 500 Step Up 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Yr -10% Buffer	15	15	15	15	15	15	15	15	15	15	15

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Direction 6 Yr -15% Buffer	200	200	200	200	200	200	200	200	200	200	200
NASDAQ 100 Standard 6 Year -10% Buffer	225	225	225	225	225	225	225	225	225	225	225
MSCI EM Standard 1 Year -10% Buffer	29.5	29.5	29.5	29.5	29.5	29.5	29.5	29.5	29.5	29.5	29.5
Russell 2000 Dual Direction 1 Yr -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	140	140	140	140	140	140	140	140	140	140	140
EURO STOXX 50 Standard 1 Year -10% Buffer	115	115	115	115	115	115	115	115	115	115	115
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -15% Buffer	15	15	15	15	15	15	15	15	15	15	15
S&P 500 Enhanced Upside 125% 6 Yr -10%	100	100	100	100	100	100	100	100	100	100	100
Russell 2000 Step Up 1 Yr -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Dual Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60	60	60	60	60	60
S&P 500 Step Up 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	7	7	7	7	7	7	7
MSCI EAFE Dual Direction 1 Yr -15% Buffer	8	8	8	8	8	8	8	8	8	8	8
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900	900	900	900	900	900
NASDAQ 100 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
S&P 500 Standard 6 Year -30% Buffer	250	250	250	250	250	250	250	250	250	250	250
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	150	150	150	150	150	150	150	150	150	150	150
S&P 500 Standard 1 Year -15% Buffer	13	13	13	13	13	13	13	13	13	13	13
Russell 2000 Annual Lock 6 Yr -10% Buff	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	100	100	100	100	100	100	100	100	100	100	100
NASDAQ 100 Standard 6 Year -30% Buffer	110	110	110	110	110	110	110	110	110	110	110
S&P 500 Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800	800	800	800	800	800
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350	350	350	350	350	350
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Step Up 1 Yr -10% Buffer	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8
Russell 2000 Annual Lock 6 Year -10% Buffer	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	8	8	8	8	8	8	8	8	8	8	8

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Step Up 6 Yr -10% Buffer	65	65	65	65	65	65
NASDAQ 100 Standard 1 Year -10% Buffer	18.5	18.5	18.5	18.5	18.5	18.5
MSCI EAFE Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800
S&P 500 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	6.5
NASDAQ 100 Step Up 1 Year -15% Buffer	11	11	11	11	11	11
Russell 2000 Dual Direction 6 Yr -10% Buffer	300	300	300	300	300	300
S&P 500 Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15
MSCI EAFE Annual Lock 6 Year -10% Buffer	23.5	23.5	23.5	23.5	23.5	23.5
S&P 500 Dual Direction 1 Yr -15% Buffer	9	9	9	9	9	9
Russell 2000 Standard 1 Year -10% Buffer	24.5	24.5	24.5	24.5	24.5	24.5
S&P 500 Dual Direction 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	6.5
Russell 2000 Dual Direction 6 Yr -20% Buffer	140	140	140	140	140	140
S&P 500 Dual Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Step Up 6 Yr -10% Buffer	60	60	60	60	60	60
Russell 2000 Standard 1 Year -20% Buffer	16	16	16	16	16	16

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	75	75	75	75	75	75
NASDAQ 100 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60
MSCI EAFE Annual Lock 6 Year -10% Buffer	23.5	23.5	23.5	23.5	23.5	23.5
Russell 2000 Standard 6 Year -10% Buffer	350	350	350	350	350	350
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5
EURO STOXX 50 Standard 1 Yr -10% Buffer	95	95	95	95	95	95
MSCI EAFE Standard 1 Year -40% Buffer	8	8	8	8	8	8
Russell 2000 Dual Step Up 1 Yr -15% Buffer	9	9	9	9	9	9
MSCI EAFE Standard 1 Year -10% Buffer	25	25	25	25	25	25
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350
Russell 2000 Standard 6 Year -40% Buffer	125	125	125	125	125	125
MSCI EAFE Dual Direction 6 Yr -15% Buffer	600	600	600	600	600	600
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900
MSCI EAFE Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	5	5	5	5	5	5
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	250	250	250	250	250	250

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Direction 6 Yr -20% Buffer	400	400	400	400	400	400
S&P 500 Standard 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5
NASDAQ 100 Standard 6 Year -40% Buffer	90	90	90	90	90	90
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 6 Yr -20% Buffer	200	200	200	200	200	200
S&P 500 Enhanced Upside 125% 6 Yr -15%	65	65	65	65	65	65
S&P 500 Enhanced Upside 110% 6 Yr -10%	250	250	250	250	250	250
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.8	5.8	5.8	5.8	5.8	5.8
S&P 500 Standard 6 Year -15% Buffer	800	800	800	800	800	800
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	180	180	180	180	180	180
S&P 500 Standard 1 Year -30% Buffer	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Standard 6 Year -20% Buffer	140	140	140	140	140	140
NASDAQ 100 Standard 1 Year -30% Buffer	10	10	10	10	10	10
S&P 500 Standard 6 Year -20% Buffer	600	600	600	600	600	600

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
NASDAQ 100 Standard 6 Year -15% Buffer	180	180	180	180	180	180
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	14	14	14	14
Russell 2000 Step Up 1 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5
S&P 500 Enhanced Upside 110% 6 Yr -15%	125	125	125	125	125	125
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700
Russell 2000 Standard 1 Year -40% Buffer	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	7.7	7.7	7.7	7.7	7.7	7.7
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	550	550	550	550	550	550
S&P 500 Standard 6 Year -40% Buffer	100	100	100	100	100	100
NASDAQ 100 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 6 Year -15% Buffer	215	215	215	215	215	215
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	65	65	65	65	65	65
Russell 2000 Standard 6 Year -30% Buffer	140	140	140	140	140	140
Russell 2000 Dual Direction 1 Yr -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	16	16	16	16	16	16

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Standard 1 Year -30% Buffer	10	10	10	10	10	10
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	80	80	80	80	80	80
MSCI EAFE Dual Direction 1 Yr -20% Buffer	5	5	5	5	5	5
MSCI EM Standard 1 Year -15% Buffer	18.5	18.5	18.5	18.5	18.5	18.5
EURO STOXX 50 Standard 1 Year -15% Buffer	19	19	19	19	19	19
MSCI EAFE Standard 6 Year -30% Buffer	500	500	500	500	500	500
MSCI EAFE Standard 1 Year -15% Buffer	15	15	15	15	15	15
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 1 Year -30% Buffer	13	13	13	13	13	13
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	8	8	8	8	8	8
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	19	19
S&P 500 Dual Direction 1 Yr -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 1 Year -20% Buffer	12	12	12	12	12	12
Russell 2000 Standard 6 Year -20% Buffer	155	155	155	155	155	155
S&P 500 Step Up 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Yr -10% Buffer	15	15	15	15	15	15

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Direction 6 Yr -15% Buffer	200	200	200	200	200	200
NASDAQ 100 Standard 6 Year -10% Buffer	225	225	225	225	225	225
MSCI EM Standard 1 Year -10% Buffer	27.5	27.5	27.5	27.5	27.5	27.5
Russell 2000 Dual Direction 1 Yr -15% Buffer	13	13	13	13	13	13
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	140	140	140	140	140	140
EURO STOXX 50 Standard 1 Year -10% Buffer	95	95	95	95	95	95
MSCI EAFE Standard 6 Year -20% Buffer	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -15% Buffer	15	15	15	15	15	15
S&P 500 Enhanced Upside 125% 6 Yr -10%	75	75	75	75	75	75
Russell 2000 Step Up 1 Yr -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Dual Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Step Up 6 Yr -10% Buffer	60	60	60	60	60	60
S&P 500 Step Up 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	7	7
MSCI EAFE Dual Direction 1 Yr -15% Buffer	8	8	8	8	8	8
MSCI EAFE Standard 6 Year -15% Buffer	900	900	900	900	900	900
NASDAQ 100 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11	11	11	11	11	11
S&P 500 Standard 6 Year -30% Buffer	200	200	200	200	200	200
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	125	125	125	125	125	125
S&P 500 Standard 1 Year -15% Buffer	13	13	13	13	13	13
Russell 2000 Annual Lock 6 Yr -10% Buff	18.5	18.5	18.5	18.5	18.5	18.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	100	100	100	100	100	100
NASDAQ 100 Standard 6 Year -30% Buffer	110	110	110	110	110	110
S&P 500 Dual Direction 6 Yr -10% Buffer	800	800	800	800	800	800
MSCI EAFE Standard 6 Year -40% Buffer	350	350	350	350	350	350
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Step Up 1 Yr -10% Buffer	9.8	9.8	9.8	9.8	9.8	9.8
Russell 2000 Annual Lock 6 Year -10% Buffer	18.5	18.5	18.5	18.5	18.5	18.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	8	8	8	8	8	8

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
Russell 2000 Step Up 6 Yr -10% Buffer	55	55	55	55	55	55	55	55	55	55	55
NASDAQ 100 Standard 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16	16	16	16
MSCI EAFE Dual Direction 6 Yr -10% Buffer	750	750	750	750	750	750	750	750	750	750	750
S&P 500 Dual Step Up 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
NASDAQ 100 Step Up 1 Year -15% Buffer	9.7	9.7	9.7	9.7	9.7	9.7	9.7	9.7	9.7	9.7	9.7
Russell 2000 Dual Direction 6 Yr -10% Buffer	110	110	110	110	110	110	110	110	110	110	110
S&P 500 Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	500	500	500	500
S&P 500 Annual Lock 6 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11	11	11	11
MSCI EAFE Annual Lock 6 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16	16
S&P 500 Dual Direction 1 Yr -15% Buffer	7	7	7	7	7	7	7	7	7	7	7
Russell 2000 Standard 1 Year -10% Buffer	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
S&P 500 Dual Direction 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
Russell 2000 Dual Direction 6 Yr -20% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Dual Step Up 1 Yr -10% Buffer	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3
MSCI EAFE Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	75	75	75	75	75	75	75	70	70	70	70
NASDAQ 100 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Annual Lock 6 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16	16
Russell 2000 Standard 6 Year -10% Buffer	120	120	120	120	120	120	120	120	120	120	120
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
EURO STOXX 50 Standard 1 Yr -10% Buffer	21	21	21	21	21	21	21	20	20	20	20
MSCI EAFE Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
Russell 2000 Dual Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Standard 1 Year -10% Buffer	19	19	19	19	19	19	19	18.5	18.5	18.5	18.5
MSCI EAFE Standard 6 Year -40% Buffer	150	150	150	150	150	150	150	100	100	100	100
Russell 2000 Standard 6 Year -40% Buffer	65	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Dual Direction 6 Yr -15% Buffer	500	500	500	500	500	500	500	500	500	500	500
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700	700	700	700	700	700
MSCI EAFE Step Up 1 Yr -15% Buffer	7.8	7.8	7.8	7.8	7.8	7.8	7.8	7.8	7.8	7.8	7.8
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	90	90	90	90	90	90	90	85	85	85	85

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.2	6.2	6.2	6.2
MSCI EAFE Dual Direction 6 Yr -20% Buffer	350	350	350	350	350	350	350	200	200	200	200
S&P 500 Standard 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Standard 6 Year -40% Buffer	55	55	55	55	55	55	55	55	55	55	55
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	9	9	9	9	9	9	9	9	9	9	9
S&P 500 Dual Direction 6 Yr -20% Buffer	65	65	65	65	65	65	65	60	60	60	60
S&P 500 Enhanced Upside 125% 6 Yr -15%	70	70	70	70	70	70	70	65	65	65	65
S&P 500 Enhanced Upside 110% 6 Yr -10%	90	90	90	90	90	90	90	85	85	85	85
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8
S&P 500 Standard 6 Year -15% Buffer	175	175	175	175	175	175	175	125	125	125	125
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Standard 1 Year -30% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
NASDAQ 100 Standard 6 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
NASDAQ 100 Standard 1 Year -30% Buffer	9	9	9	9	9	9	9	9	9	9	9
S&P 500 Standard 6 Year -20% Buffer	100	100	100	100	100	100	100	90	90	90	90

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
NASDAQ 100 Standard 6 Year -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
Russell 2000 Step Up 1 Yr -10% Buffer	12.8	12.8	12.8	12.8	12.8	12.8	12.8	12.5	12.5	12.5	12.5
S&P 500 Enhanced Upside 110% 6 Yr -15%	80	80	80	80	80	80	80	75	75	75	75
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 1 Year -40% Buffer	9	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	6.8	6.8	6.8	6.8	6.8	6.8	6.8	6.8	6.8	6.8	6.8
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	80	80	80	80	80	80	80	75	75	75	75
S&P 500 Standard 6 Year -40% Buffer	50	50	50	50	50	50	50	45	45	45	45
NASDAQ 100 Standard 1 Year -40% Buffer	8	8	8	8	8	8	8	8	8	8	8
Russell 2000 Standard 6 Year -15% Buffer	100	100	100	100	100	100	100	100	100	100	100
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	70	70	70	70	70	70	70	65	65	65	65
Russell 2000 Standard 6 Year -30% Buffer	75	75	75	75	75	75	75	75	75	75	75
Russell 2000 Dual Direction 1 Yr -10% Buffer	15	15	15	15	15	15	15	14.5	14.5	14.5	14.5
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13	13	13	13

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
MSCI EAFE Standard 1 Year -30% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5
MSCI EM Standard 1 Year -15% Buffer	15	15	15	15	15	15	15	15	15	15	15
EURO STOXX 50 Standard 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 6 Year -30% Buffer	175	175	175	175	175	175	175	125	125	125	125
MSCI EAFE Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2	7.2
Russell 2000 Standard 1 Year -30% Buffer	10	10	10	10	10	10	10	10	10	10	10
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	6	6	6	6	6	6	6	6	6	6	6
Russell 2000 Standard 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
S&P 500 Dual Direction 1 Yr -10% Buffer	10	10	10	10	10	10	10	10	10	10	10
MSCI EAFE Standard 1 Year -20% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
Russell 2000 Standard 6 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
S&P 500 Step Up 1 Yr -15% Buffer	8	8	8	8	8	8	8	8	8	8	8
MSCI EAFE Dual Direction 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	11.3	11.3	11.3	11.3	11.3	11.3	11.3	11.3	11.3	11.3	11.3
Russell 2000 Dual Direction 6 Yr -15% Buffer	85	85	85	85	85	85	85	85	85	85	85
NASDAQ 100 Standard 6 Year -10% Buffer	100	100	100	100	100	100	100	100	100	100	100
MSCI EM Standard 1 Year -10% Buffer	21.5	21.5	21.5	21.5	21.5	21.5	21.5	20.5	20.5	20.5	20.5
Russell 2000 Dual Direction 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9	9	9	9
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	80	80	80	80	80	80	80	80	80	80	80
EURO STOXX 50 Standard 1 Year -10% Buffer	21	21	21	21	21	21	21	20	20	20	20
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
NASDAQ 100 Standard 1 Year -15% Buffer	13	13	13	13	13	13	13	13	13	13	13
S&P 500 Enhanced Upside 125% 6 Yr -10%	75	75	75	75	75	75	75	70	70	70	70
Russell 2000 Step Up 1 Yr -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Step Up 1 Yr -15% Buffer	6	6	6	6	6	6	6	6	6	6	6
S&P 500 Standard 1 Year -40% Buffer	7	7	7	7	7	7	7	7	7	7	7
S&P 500 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Step Up 1 Yr -10% Buffer	9	9	9	9	9	9	9	9	9	9	9

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	6	6	6	6	6	6	6	6	6	6	6
MSCI EAFE Dual Direction 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11	11	11	11
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Standard 6 Year -30% Buffer	65	65	65	65	65	65	65	60	60	60	60
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	80	80	80	80	80	80	80	75	75	75	75
S&P 500 Standard 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
Russell 2000 Annual Lock 6 Yr -10% Buff	14.5	14.5	14.5	14.5	14.5	14.5	14.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	70	70	70	70	70	70	70	70	70	70	70
NASDAQ 100 Standard 6 Year -30% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Dual Direction 6 Yr -10% Buffer	150	150	150	150	150	150	150	125	125	125	125
MSCI EAFE Standard 6 Year -40% Buffer	150	150	150	150	150	150	150	100	100	100	100
Russell 2000 Dual Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Standard 1 Year -20% Buffer	9	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Step Up 1 Yr -10% Buffer	9	9	9	9	9	9	9	9	9	9	9
Russell 2000 Annual Lock 6 Year -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
Russell 2000 Step Up 6 Yr -10% Buffer	55	55	55	55	55	55	55	55	55	55	55
NASDAQ 100 Standard 1 Year -10% Buffer	17	17	17	17	20	20	20	20	20	20	20
MSCI EAFE Dual Direction 6 Yr -10% Buffer	750	750	750	750	750	750	750	750	750	750	750
S&P 500 Dual Step Up 1 Yr -20% Buffer	6	6	6	6	7	7	7	7	6.5	6.5	6.5
NASDAQ 100 Step Up 1 Year -15% Buffer	10.7	10.7	10.7	10.7	12.3	12.3	12.3	12.3	12	12	12
Russell 2000 Dual Direction 6 Yr -10% Buffer	110	110	110	110	110	110	110	110	110	110	110
S&P 500 Standard 6 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500	500
S&P 500 Annual Lock 6 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	12	12	12
MSCI EAFE Annual Lock 6 Year -10% Buffer	16	16	16	16	16	16	16	16	15.5	15.5	15.5
S&P 500 Dual Direction 1 Yr -15% Buffer	8	8	8	8	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 1 Year -10% Buffer	19.5	19.5	19.5	19.5	22	22	22	22	22	22	22
S&P 500 Dual Direction 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
Russell 2000 Dual Direction 6 Yr -20% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Dual Step Up 1 Yr -10% Buffer	8.3	8.3	8.3	8.3	10.5	10.5	10.5	10.5	9.5	9.5	9.5
MSCI EAFE Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	15.5	15.5	15.5	15.5	14.5	14.5	14.5

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	70	70	70	70	70	70	70	70	75	75	75
NASDAQ 100 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Annual Lock 6 Year -10% Buffer	16	16	16	16	16	16	16	16	15.5	15.5	15.5
Russell 2000 Standard 6 Year -10% Buffer	120	120	120	120	120	120	120	120	120	120	120
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	10	10	10	10	12	12	12	12	12	12	12
EURO STOXX 50 Standard 1 Yr -10% Buffer	20	20	20	20	21.5	21.5	21.5	21.5	21.5	21.5	21.5
MSCI EAFE Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	8.5	8.5	8.5	8.5	7	7	7
Russell 2000 Dual Step Up 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	10	10	10	10	9	9	9
MSCI EAFE Standard 1 Year -10% Buffer	18.5	18.5	18.5	18.5	21.5	21.5	21.5	21.5	18	18	18
MSCI EAFE Standard 6 Year -40% Buffer	100	100	100	100	100	100	100	100	85	85	85
Russell 2000 Standard 6 Year -40% Buffer	65	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Dual Direction 6 Yr -15% Buffer	500	500	500	500	500	500	500	500	500	500	500
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700	700	700	700	700	700
MSCI EAFE Step Up 1 Yr -15% Buffer	7.8	7.8	7.8	7.8	9.8	9.8	9.8	9.8	8.5	8.5	8.5
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	5	5	5	5	6.5	6.5	6.5	6.5	5	5	5
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	85	85	85	85	85	85	85	85	85	85	85

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	6.7	6.7	6.7	6.7	8.2	8.2	8.2	8.2	7.5	7.5	7.5
MSCI EAFE Dual Direction 6 Yr -20% Buffer	200	200	200	200	200	200	200	200	140	140	140
S&P 500 Standard 1 Year -10% Buffer	13.5	13.5	13.5	13.5	16	16	16	16	16	16	16
NASDAQ 100 Standard 6 Year -40% Buffer	55	55	55	55	55	55	55	55	55	55	55
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	12.2	12.2	12.2	12.2	11.5	11.5	11.5
S&P 500 Dual Direction 6 Yr -20% Buffer	60	60	60	60	60	60	60	60	70	70	70
S&P 500 Enhanced Upside 125% 6 Yr -15%	65	65	65	65	65	65	65	65	70	70	70
S&P 500 Enhanced Upside 110% 6 Yr -10%	85	85	85	85	85	85	85	85	85	85	85
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.8	5.8	5.8	5.8	7.8	7.8	7.8	7.8	6.5	6.5	6.5
S&P 500 Standard 6 Year -15% Buffer	125	125	125	125	125	125	125	125	125	125	125
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Standard 1 Year -30% Buffer	8	8	8	8	8.5	8.5	8.5	8.5	8.5	8.5	8.5
NASDAQ 100 Standard 6 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
NASDAQ 100 Standard 1 Year -30% Buffer	9.5	9.5	9.5	9.5	10	10	10	10	10	10	10
S&P 500 Standard 6 Year -20% Buffer	90	90	90	90	90	90	90	90	90	90	90

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
NASDAQ 100 Standard 6 Year -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	12	12	12	12	15	15	15	15	14	14	14
Russell 2000 Step Up 1 Yr -10% Buffer	13.5	13.5	13.5	13.5	16	16	16	16	14.5	14.5	14.5
S&P 500 Enhanced Upside 110% 6 Yr -15%	75	75	75	75	75	75	75	75	75	75	75
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 1 Year -40% Buffer	9	9	9	9	9.5	9.5	9.5	9.5	9	9	9
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	6.8	6.8	6.8	6.8	9.5	9.5	9.5	9.5	8	8	8
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	75	75	75	75	75	75	75	75	80	80	80
S&P 500 Standard 6 Year -40% Buffer	50	50	50	50	50	50	50	50	60	60	60
NASDAQ 100 Standard 1 Year -40% Buffer	8	8	8	8	8.5	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 6 Year -15% Buffer	100	100	100	100	100	100	100	100	100	100	100
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	65	65	65	65	65	65	65	65	70	70	70
Russell 2000 Standard 6 Year -30% Buffer	75	75	75	75	75	75	75	75	75	75	75
Russell 2000 Dual Direction 1 Yr -10% Buffer	15.5	15.5	15.5	15.5	19	19	19	19	18	18	18
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	14	14	14	14	17	17	17	17	17	17	17

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
MSCI EAFE Standard 1 Year -30% Buffer	8.5	8.5	8.5	8.5	10	10	10	10	8	8	8
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4.5	4.5	4.5	4.5	6.5	6.5	6.5	6.5	4.5	4.5	4.5
MSCI EM Standard 1 Year -15% Buffer	14	14	14	14	16	16	16	16	16	16	16
EURO STOXX 50 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	15	15	15	15	15	15	15
MSCI EAFE Standard 6 Year -30% Buffer	125	125	125	125	125	125	125	125	110	110	110
MSCI EAFE Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	14.5	14.5	14.5	14.5	12	12	12
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.2	8.2	8.2	8.2	9.6	9.6	9.6	9.6	9	9	9
Russell 2000 Standard 1 Year -30% Buffer	10.5	10.5	10.5	10.5	11.5	11.5	11.5	11.5	10.5	10.5	10.5
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	8	8	8	8	8	8	8
Russell 2000 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	18	18	18	18	17.5	17.5	17.5
S&P 500 Dual Direction 1 Yr -10% Buffer	11	11	11	11	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 1 Year -20% Buffer	10.5	10.5	10.5	10.5	12.5	12.5	12.5	12.5	10	10	10
Russell 2000 Standard 6 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
S&P 500 Step Up 1 Yr -15% Buffer	9	9	9	9	11	11	11	11	10	10	10
MSCI EAFE Dual Direction 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	14.5	14.5	14.5	14.5	12.5	12.5	12.5

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	12.3	12.3	12.3	12.3	14.5	14.5	14.5	14.5	14	14	14
Russell 2000 Dual Direction 6 Yr -15% Buffer	85	85	85	85	85	85	85	85	85	85	85
NASDAQ 100 Standard 6 Year -10% Buffer	100	100	100	100	100	100	100	100	100	100	100
MSCI EM Standard 1 Year -10% Buffer	19.5	19.5	19.5	19.5	21	21	21	21	21	21	21
Russell 2000 Dual Direction 1 Yr -15% Buffer	10	10	10	10	13	13	13	13	11.5	11.5	11.5
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	80	80	80	80	80	80	80	80	80	80	80
EURO STOXX 50 Standard 1 Year -10% Buffer	20	20	20	20	21.5	21.5	21.5	21.5	21.5	21.5	21.5
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
NASDAQ 100 Standard 1 Year -15% Buffer	14	14	14	14	16	16	16	16	16	16	16
S&P 500 Enhanced Upside 125% 6 Yr -10%	70	70	70	70	70	70	70	70	75	75	75
Russell 2000 Step Up 1 Yr -15% Buffer	11.5	11.5	11.5	11.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
S&P 500 Dual Step Up 1 Yr -15% Buffer	7	7	7	7	8.5	8.5	8.5	8.5	8	8	8
S&P 500 Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	8	8	8	8	8	8	8
S&P 500 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Step Up 1 Yr -10% Buffer	10	10	10	10	13	13	13	13	11.5	11.5	11.5

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	7.7	7.7	7.7	7.7	7.5	7.5	7.5
MSCI EAFE Dual Direction 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	8.5	8.5	8.5	8.5	7	7	7
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -20% Buffer	12	12	12	12	13	13	13	13	13	13	13
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9	9	9	9	9	9	9	9	9	9	9
S&P 500 Standard 6 Year -30% Buffer	60	60	60	60	60	60	60	60	70	70	70
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	75	75	75	75	75	75	75	75	75	75	75
S&P 500 Standard 1 Year -15% Buffer	11.5	11.5	11.5	11.5	13	13	13	13	13	13	13
Russell 2000 Annual Lock 6 Yr -10% Buff	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	70	70	70	70	70	70	70	70	70	70	70
NASDAQ 100 Standard 6 Year -30% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Dual Direction 6 Yr -10% Buffer	125	125	125	125	125	125	125	125	125	125	125
MSCI EAFE Standard 6 Year -40% Buffer	100	100	100	100	100	100	100	100	85	85	85
Russell 2000 Dual Step Up 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	12.5	12.5	12.5	12.5	11.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	10	10	10	10	11	11	11	11	11	11	11
MSCI EAFE Step Up 1 Yr -10% Buffer	9	9	9	9	12	12	12	12	10	10	10
Russell 2000 Annual Lock 6 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	6	6	6	6	8.5	8.5	8.5	8.5	7.5	7.5	7.5

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
Russell 2000 Step Up 6 Yr -10% Buffer	55	55	55	55	55	55	55	55	55	55	55
NASDAQ 100 Standard 1 Year -10% Buffer	18	18	18	18	17.5	17.5	17.5	17.5	17.5	17.5	17.5
MSCI EAFE Dual Direction 6 Yr -10% Buffer	750	750	750	750	750	750	750	750	750	750	750
S&P 500 Dual Step Up 1 Yr -20% Buffer	6	6	6	6	6	6	6	6	6	6	6
NASDAQ 100 Step Up 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10	10	10	10	10	10	10
Russell 2000 Dual Direction 6 Yr -10% Buffer	110	110	110	110	110	110	110	110	110	110	110
S&P 500 Standard 6 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500	500
S&P 500 Annual Lock 6 Year -10% Buffer	12	12	12	12	12	12	12	12	12	12	12
MSCI EAFE Annual Lock 6 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
S&P 500 Dual Direction 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	8	8	8	8	8	8	8
Russell 2000 Standard 1 Year -10% Buffer	20	20	20	20	19.5	19.5	19.5	19.5	19.5	19.5	19.5
S&P 500 Dual Direction 1 Yr -20% Buffer	6	6	6	6	5.5	5.5	5.5	5.5	5.5	5.5	5.5
Russell 2000 Dual Direction 6 Yr -20% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Dual Step Up 1 Yr -10% Buffer	9	9	9	9	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 1 Year -20% Buffer	13	13	13	13	12.5	12.5	12.5	12.5	12.5	12.5	12.5

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	75	75	75	75	70	70	70	70	70	70	70
NASDAQ 100 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Annual Lock 6 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
Russell 2000 Standard 6 Year -10% Buffer	120	120	120	120	120	120	120	120	120	120	120
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	10.5	10.5	10.5	10.5	10	10	10	10	10	10	10
EURO STOXX 50 Standard 1 Yr -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
MSCI EAFE Standard 1 Year -40% Buffer	6	6	6	6	6	6	6	6	6	6	6
Russell 2000 Dual Step Up 1 Yr -15% Buffer	8	8	8	8	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Standard 1 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Standard 6 Year -40% Buffer	85	85	85	85	85	85	85	85	85	85	85
Russell 2000 Standard 6 Year -40% Buffer	65	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Dual Direction 6 Yr -15% Buffer	500	500	500	500	500	500	500	500	500	500	500
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700	700	700	700	700	700
MSCI EAFE Step Up 1 Yr -15% Buffer	7	7	7	7	7	7	7	7	7	7	7
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	85	85	85	85	85	85	85	85	85	85	85

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Dual Direction 6 Yr -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
S&P 500 Standard 1 Year -10% Buffer	14.5	14.5	14.5	14.5	14	14	14	14	14	14	14
NASDAQ 100 Standard 6 Year -40% Buffer	55	55	55	55	55	55	55	55	55	55	55
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10	10	10	10	10	10	10
S&P 500 Dual Direction 6 Yr -20% Buffer	70	70	70	70	65	65	65	65	65	65	65
S&P 500 Enhanced Upside 125% 6 Yr -15%	70	70	70	70	65	65	65	65	65	65	65
S&P 500 Enhanced Upside 110% 6 Yr -10%	85	85	85	85	85	85	85	85	85	85	85
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
S&P 500 Standard 6 Year -15% Buffer	125	125	125	125	115	115	115	115	115	115	115
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Standard 1 Year -30% Buffer	8.5	8.5	8.5	8.5	8	8	8	8	8	8	8
NASDAQ 100 Standard 6 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
NASDAQ 100 Standard 1 Year -30% Buffer	9.5	9.5	9.5	9.5	9	9	9	9	9	9	9
S&P 500 Standard 6 Year -20% Buffer	90	90	90	90	90	90	90	90	90	90	90

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
NASDAQ 100 Standard 6 Year -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	12.5	12.5	12.5	12.5	12	12	12	12	12	12	12
Russell 2000 Step Up 1 Yr -10% Buffer	13	13	13	13	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Enhanced Upside 110% 6 Yr -15%	75	75	75	75	75	75	75	75	75	75	75
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8	8	8	8	8	8	8
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	7	7	7	7	7	7	7	7	7	7	7
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	80	80	80	80	75	75	75	75	75	75	75
S&P 500 Standard 6 Year -40% Buffer	60	60	60	60	55	55	55	55	55	55	55
NASDAQ 100 Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	7	7	7	7	7	7	7
Russell 2000 Standard 6 Year -15% Buffer	100	100	100	100	100	100	100	100	100	100	100
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	70	70	70	70	65	65	65	65	65	65	65
Russell 2000 Standard 6 Year -30% Buffer	75	75	75	75	75	75	75	75	75	75	75
Russell 2000 Dual Direction 1 Yr -10% Buffer	16	16	16	16	15	15	15	15	15	15	15
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	15	15	15	15	14	14	14	14	14	14	14

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
MSCI EAFE Standard 1 Year -30% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5
MSCI EM Standard 1 Year -15% Buffer	16	16	16	16	15	15	15	15	15	15	15
EURO STOXX 50 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 6 Year -30% Buffer	110	110	110	110	110	110	110	110	110	110	110
MSCI EAFE Standard 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8	8	8	8	7.5	7.5	7.5	7.5	7.5	7.5	7.5
Russell 2000 Standard 1 Year -30% Buffer	10	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	7	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	6.5
Russell 2000 Standard 1 Year -15% Buffer	16	16	16	16	15.5	15.5	15.5	15.5	15.5	15.5	15.5
S&P 500 Dual Direction 1 Yr -10% Buffer	12	12	12	12	11	11	11	11	11	11	11
MSCI EAFE Standard 1 Year -20% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 6 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
S&P 500 Step Up 1 Yr -15% Buffer	9	9	9	9	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Dual Direction 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12	12	12	12	12	12	12
Russell 2000 Dual Direction 6 Yr -15% Buffer	85	85	85	85	85	85	85	85	85	85	85
NASDAQ 100 Standard 6 Year -10% Buffer	100	100	100	100	100	100	100	100	100	100	100
MSCI EM Standard 1 Year -10% Buffer	21	21	21	21	20	20	20	20	20	20	20
Russell 2000 Dual Direction 1 Yr -15% Buffer	10	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	80	80	80	80	80	80	80	80	80	80	80
EURO STOXX 50 Standard 1 Year -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
NASDAQ 100 Standard 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14	14	14	14	14	14	14
S&P 500 Enhanced Upside 125% 6 Yr -10%	75	75	75	75	70	70	70	70	70	70	70
Russell 2000 Step Up 1 Yr -15% Buffer	11	11	11	11	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7	7	7	7	7	7	7
S&P 500 Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	7	7	7	7	7	7	7
S&P 500 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Step Up 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10	10	10	10	10	10	10

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Dual Direction 1 Yr -15% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11	11	11	11	11	11	11
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9	9	9	9	9	9	9	9	9	9	9
S&P 500 Standard 6 Year -30% Buffer	70	70	70	70	65	65	65	65	65	65	65
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	75	75	75	75	75	75	75	75	75	75	75
S&P 500 Standard 1 Year -15% Buffer	11.5	11.5	11.5	11.5	11	11	11	11	11	11	11
Russell 2000 Annual Lock 6 Yr -10% Buff	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	70	70	70	70	70	70	70	70	70	70	70
NASDAQ 100 Standard 6 Year -30% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Dual Direction 6 Yr -10% Buffer	125	125	125	125	120	120	120	120	120	120	120
MSCI EAFE Standard 6 Year -40% Buffer	85	85	85	85	85	85	85	85	85	85	85
Russell 2000 Dual Step Up 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10	10	10	10	10	10	10
S&P 500 Standard 1 Year -20% Buffer	10	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Annual Lock 6 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6	6	6	6	6	6	6

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
Russell 2000 Step Up 6 Yr -10% Buffer	55	55	55	55	55	55	55	55	55	55	55
NASDAQ 100 Standard 1 Year -10% Buffer	16	16	16	16	15	15	15	15	15	15	15
MSCI EAFE Dual Direction 6 Yr -10% Buffer	750	750	750	750	750	750	750	750	750	750	750
S&P 500 Dual Step Up 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
NASDAQ 100 Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Dual Direction 6 Yr -10% Buffer	110	110	110	110	100	100	100	100	100	100	100
S&P 500 Standard 6 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500	500
S&P 500 Annual Lock 6 Year -10% Buffer	12	12	12	12	12	12	12	12	12	12	12
MSCI EAFE Annual Lock 6 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14	14
S&P 500 Dual Direction 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
Russell 2000 Standard 1 Year -10% Buffer	19.5	19.5	19.5	19.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
S&P 500 Dual Direction 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
Russell 2000 Dual Direction 6 Yr -20% Buffer	70	70	70	70	65	65	65	65	65	65	65
S&P 500 Dual Step Up 1 Yr -10% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	70	70	70	70	70	70	70	70	70	70	70
NASDAQ 100 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Annual Lock 6 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14	14
Russell 2000 Standard 6 Year -10% Buffer	120	120	120	120	120	120	120	120	120	120	120
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
EURO STOXX 50 Standard 1 Yr -10% Buffer	18	18	18	18	17	17	17	17	17	17	17
MSCI EAFE Standard 1 Year -40% Buffer	6	6	6	6	6	6	6	6	6	6	6
Russell 2000 Dual Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Standard 1 Year -10% Buffer	15	15	15	15	14	14	14	14	14	14	14
MSCI EAFE Standard 6 Year -40% Buffer	85	85	85	85	85	85	85	85	85	85	85
Russell 2000 Standard 6 Year -40% Buffer	65	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Dual Direction 6 Yr -15% Buffer	500	500	500	500	500	500	500	500	500	500	500
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700	700	700	700	700	700
MSCI EAFE Step Up 1 Yr -15% Buffer	7	7	7	7	7	7	7	7	7	7	7
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	85	85	85	85	85	85	85	85	85	85	85

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6	6	6	6	6	6	6
MSCI EAFE Dual Direction 6 Yr -20% Buffer	140	140	140	140	140	140	140	140	140	140	140
S&P 500 Standard 1 Year -10% Buffer	13.5	13.5	13.5	13.5	13	13	13	13	13	13	13
NASDAQ 100 Standard 6 Year -40% Buffer	55	55	55	55	55	55	55	55	55	55	55
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	9	9	9	9	9	9	9	9	9	9	9
S&P 500 Dual Direction 6 Yr -20% Buffer	65	65	65	65	60	60	60	60	60	60	60
S&P 500 Enhanced Upside 125% 6 Yr -15%	65	65	65	65	65	65	65	65	65	65	65
S&P 500 Enhanced Upside 110% 6 Yr -10%	85	85	85	85	85	85	85	85	85	85	85
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
S&P 500 Standard 6 Year -15% Buffer	115	115	115	115	115	115	115	115	115	115	115
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	90	90	90	90	80	80	80	80	80	80	80
S&P 500 Standard 1 Year -30% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
NASDAQ 100 Standard 6 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
NASDAQ 100 Standard 1 Year -30% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Standard 6 Year -20% Buffer	90	90	90	90	90	90	90	90	90	90	90

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
NASDAQ 100 Standard 6 Year -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
Russell 2000 Step Up 1 Yr -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Enhanced Upside 110% 6 Yr -15%	75	75	75	75	75	75	75	75	75	75	75
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
Russell 2000 Standard 1 Year -40% Buffer	8	8	8	8	8	8	8	8	8	8	8
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	7	7	7	7	7	7	7	7	7	7	7
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	75	75	75	75	70	70	70	70	70	70	70
S&P 500 Standard 6 Year -40% Buffer	55	55	55	55	55	55	55	55	55	55	55
NASDAQ 100 Standard 1 Year -40% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
Russell 2000 Standard 6 Year -15% Buffer	100	100	100	100	100	100	100	100	100	100	100
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	65	65	65	65	65	65	65	65	65	65	65
Russell 2000 Standard 6 Year -30% Buffer	75	75	75	75	75	75	75	75	75	75	75
Russell 2000 Dual Direction 1 Yr -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	12.7	12.7	12.7	12.7	12.7	12.7	12.7	12.7	12.7	12.7	12.7

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
MSCI EAFE Standard 1 Year -30% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4.1	4.1	4.1	4.1	4.1	4.1	4.1	4.1	4.1	4.1	4.1
MSCI EM Standard 1 Year -15% Buffer	14	14	14	14	14	14	14	14	14	14	14
EURO STOXX 50 Standard 1 Year -15% Buffer	13	13	13	13	13	13	13	13	13	13	13
MSCI EAFE Standard 6 Year -30% Buffer	110	110	110	110	110	110	110	110	110	110	110
MSCI EAFE Standard 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
Russell 2000 Standard 1 Year -30% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	6	6	6	6	6	6	6	6	6	6	6
Russell 2000 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
S&P 500 Dual Direction 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Standard 1 Year -20% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 6 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80	80
S&P 500 Step Up 1 Yr -15% Buffer	8	8	8	8	8	8	8	8	8	8	8
MSCI EAFE Dual Direction 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
Russell 2000 Dual Direction 6 Yr -15% Buffer	85	85	85	85	80	80	80	80	80	80	80
NASDAQ 100 Standard 6 Year -10% Buffer	100	100	100	100	100	100	100	100	100	100	100
MSCI EM Standard 1 Year -10% Buffer	19	19	19	19	18	18	18	18	18	18	18
Russell 2000 Dual Direction 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	80	80	80	80	75	75	75	75	75	75	75
EURO STOXX 50 Standard 1 Year -10% Buffer	18	18	18	18	17	17	17	17	17	17	17
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650	650	650	650	650	650
NASDAQ 100 Standard 1 Year -15% Buffer	13	13	13	13	13	13	13	13	13	13	13
S&P 500 Enhanced Upside 125% 6 Yr -10%	70	70	70	70	70	70	70	70	70	70	70
Russell 2000 Step Up 1 Yr -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Step Up 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
S&P 500 Standard 1 Year -40% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
S&P 500 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
S&P 500 Step Up 1 Yr -10% Buffer	9	9	9	9	9	9	9	9	9	9	9

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	6	6	6	6	6	6	6	6	6	6	6
MSCI EAFE Dual Direction 1 Yr -15% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -20% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	8	8	8	8	8	8	8	8	8	8	8
S&P 500 Standard 6 Year -30% Buffer	65	65	65	65	65	65	65	65	65	65	65
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	75	75	75	75	75	75	75	75	75	75	75
S&P 500 Standard 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
Russell 2000 Annual Lock 6 Yr -10% Buff	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	70	70	70	70	65	65	65	65	65	65	65
NASDAQ 100 Standard 6 Year -30% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Dual Direction 6 Yr -10% Buffer	120	120	120	120	110	110	110	110	110	110	110
MSCI EAFE Standard 6 Year -40% Buffer	85	85	85	85	85	85	85	85	85	85	85
Russell 2000 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Standard 1 Year -20% Buffer	9	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Annual Lock 6 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	6	6	6	6	6	6	6	6	6	6	6

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Step Up 6 Yr -10% Buffer	55	55	55	55	55	55
NASDAQ 100 Standard 1 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5
MSCI EAFE Dual Direction 6 Yr -10% Buffer	750	750	750	750	750	750
S&P 500 Dual Step Up 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5
NASDAQ 100 Step Up 1 Year -15% Buffer	10	10	10	10	10	10
Russell 2000 Dual Direction 6 Yr -10% Buffer	100	100	100	100	100	100
S&P 500 Standard 6 Year -10% Buffer	300	300	300	300	300	300
S&P 500 Annual Lock 6 Year -10% Buffer	12	12	12	12	12	12
MSCI EAFE Annual Lock 6 Year -10% Buffer	14	14	14	14	14	14
S&P 500 Dual Direction 1 Yr -15% Buffer	7.5	7.5	8	8	8	8
Russell 2000 Standard 1 Year -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5
S&P 500 Dual Direction 1 Yr -20% Buffer	5	5	5	5	5	5
Russell 2000 Dual Direction 6 Yr -20% Buffer	65	65	65	65	65	65
S&P 500 Dual Step Up 1 Yr -10% Buffer	8	8	8	8	8	8
MSCI EAFE Step Up 6 Yr -10% Buffer	50	50	50	50	50	50
Russell 2000 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12.5	12.5

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	65	65	65	65	65	65
NASDAQ 100 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50
MSCI EAFE Annual Lock 6 Year -10% Buffer	14	14	14	14	14	14
Russell 2000 Standard 6 Year -10% Buffer	120	120	120	120	120	120
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	9	9	9	9	9	9
EURO STOXX 50 Standard 1 Yr -10% Buffer	17	17	17	17	17	17
MSCI EAFE Standard 1 Year -40% Buffer	6	6	6	6	6	6
Russell 2000 Dual Step Up 1 Yr -15% Buffer	8	8	8	8	8	8
MSCI EAFE Standard 1 Year -10% Buffer	14	14	14	14	14	14
MSCI EAFE Standard 6 Year -40% Buffer	85	85	85	85	85	85
Russell 2000 Standard 6 Year -40% Buffer	65	65	65	65	65	65
MSCI EAFE Dual Direction 6 Yr -15% Buffer	500	500	500	500	500	500
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700
MSCI EAFE Step Up 1 Yr -15% Buffer	7	7	7	7	7	7
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	4.5	4.5	4.5	4.5	4.5	4.5
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	80	80	80	80	80	80

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Dual Direction 6 Yr -20% Buffer	140	140	140	140	140	140
S&P 500 Standard 1 Year -10% Buffer	13.5	13.5	14	14	14	14
NASDAQ 100 Standard 6 Year -40% Buffer	55	55	55	55	55	55
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Dual Direction 6 Yr -20% Buffer	60	60	60	60	60	60
S&P 500 Enhanced Upside 125% 6 Yr -15%	60	60	60	60	60	60
S&P 500 Enhanced Upside 110% 6 Yr -10%	80	80	80	80	80	80
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.5	5.5	5.5	5.5	5.5	5.5
S&P 500 Standard 6 Year -15% Buffer	100	100	100	100	100	100
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	80	80	80	80	80	80
S&P 500 Standard 1 Year -30% Buffer	7.5	7.5	7.5	7.5	7.5	7.5
NASDAQ 100 Standard 6 Year -20% Buffer	80	80	80	80	80	80
NASDAQ 100 Standard 1 Year -30% Buffer	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Standard 6 Year -20% Buffer	75	75	75	75	75	75

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
NASDAQ 100 Standard 6 Year -15% Buffer	90	90	90	90	90	90
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	11.5	11.5	12	12	12	12
Russell 2000 Step Up 1 Yr -10% Buffer	13	13	13	13	13	13
S&P 500 Enhanced Upside 110% 6 Yr -15%	70	70	70	70	70	70
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650
Russell 2000 Standard 1 Year -40% Buffer	8	8	8	8	8	8
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	7	7	6.5	6.5	6.5	6.5
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
S&P 500 Dual Direction 6 Yr -15% Buffer	70	70	70	70	70	70
S&P 500 Standard 6 Year -40% Buffer	50	50	50	50	50	50
NASDAQ 100 Standard 1 Year -40% Buffer	7	7	7	7	7	7
Russell 2000 Standard 6 Year -15% Buffer	100	100	100	100	100	100
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	60	60	60	60	60	60
Russell 2000 Standard 6 Year -30% Buffer	75	75	75	75	75	75
Russell 2000 Dual Direction 1 Yr -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	13.2	13.2	13.2	13.2	13.2	13.2

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Standard 1 Year -30% Buffer	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	45	45	45	45	45	45
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4.1	4.1	4.1	4.1	4.1	4.1
MSCI EM Standard 1 Year -15% Buffer	14	14	14	14	14	14
EURO STOXX 50 Standard 1 Year -15% Buffer	13	13	13	13	13	13
MSCI EAFE Standard 6 Year -30% Buffer	110	110	110	110	110	110
MSCI EAFE Standard 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	7	7	7.5	7.5	7.5	7.5
Russell 2000 Standard 1 Year -30% Buffer	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	6	6	6	6	6	6
Russell 2000 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	15.5
S&P 500 Dual Direction 1 Yr -10% Buffer	11	11	11.5	11.5	11.5	11.5
MSCI EAFE Standard 1 Year -20% Buffer	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 6 Year -20% Buffer	80	80	80	80	80	80
S&P 500 Step Up 1 Yr -15% Buffer	8	8	8.5	8.5	8.5	8.5
MSCI EAFE Dual Direction 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
NASDAQ 100 Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5
Russell 2000 Dual Direction 6 Yr -15% Buffer	80	80	80	80	80	80
NASDAQ 100 Standard 6 Year -10% Buffer	100	100	100	100	100	100
MSCI EM Standard 1 Year -10% Buffer	18	18	18	18	18	18
Russell 2000 Dual Direction 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	75	75	75	75	75	75
EURO STOXX 50 Standard 1 Year -10% Buffer	17	17	17	17	17	17
MSCI EAFE Standard 6 Year -20% Buffer	650	650	650	650	650	650
NASDAQ 100 Standard 1 Year -15% Buffer	13	13	13	13	13	13
S&P 500 Enhanced Upside 125% 6 Yr -10%	65	65	65	65	65	65
Russell 2000 Step Up 1 Yr -15% Buffer	11	11	11	11	11	11
S&P 500 Dual Step Up 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5
S&P 500 Standard 1 Year -40% Buffer	6.5	6.5	6.5	6.5	6.5	6.5
S&P 500 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50
S&P 500 Step Up 1 Yr -10% Buffer	9	9	9.5	9.5	9.5	9.5

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Dual Direction 1 Yr -15% Buffer	5.5	5.5	5.5	5.5	5.5	5.5
MSCI EAFE Standard 6 Year -15% Buffer	700	700	700	700	700	700
NASDAQ 100 Standard 1 Year -20% Buffer	11	11	11	11	11	11
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	8	8	8	8	8	8
S&P 500 Standard 6 Year -30% Buffer	60	60	60	60	60	60
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	70	70	70	70	70	70
S&P 500 Standard 1 Year -15% Buffer	10.5	10.5	11	11	11	11
Russell 2000 Annual Lock 6 Yr -10% Buff	13.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	65	65	65	65	65	65
NASDAQ 100 Standard 6 Year -30% Buffer	70	70	70	70	70	70
S&P 500 Dual Direction 6 Yr -10% Buffer	110	110	110	110	110	110
MSCI EAFE Standard 6 Year -40% Buffer	85	85	85	85	85	85
Russell 2000 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	10	10
S&P 500 Standard 1 Year -20% Buffer	9	9	9.5	9.5	9.5	9.5
MSCI EAFE Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Annual Lock 6 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 1 Yr -20% Buffer	6	6	6	6	6	6

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
Russell 2000 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Standard 1 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
MSCI EAFE Dual Direction 6 Yr -10% Buffer	500	500	500	500	500	500	500	500	500	500	500
S&P 500 Dual Step Up 1 Yr -20% Buffer	5.2	5.2	5.2	5.2	5.2	5.2	5.2	5.2	5.2	5.2	5.2
NASDAQ 100 Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Dual Direction 6 Yr -10% Buffer	105	105	105	105	105	105	105	105	105	105	105
S&P 500 Standard 6 Year -10% Buffer	250	250	250	250	250	250	250	200	200	200	200
S&P 500 Annual Lock 6 Year -10% Buffer	11	11	11	11	11	11	11	10.5	10.5	10.5	10.5
MSCI EAFE Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
S&P 500 Dual Direction 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
Russell 2000 Standard 1 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
S&P 500 Dual Direction 1 Yr -20% Buffer	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5
Russell 2000 Dual Direction 6 Yr -20% Buffer	65	65	65	65	65	65	65	65	65	65	65
S&P 500 Dual Step Up 1 Yr -10% Buffer	7	7	7	7	7	7	7	7	7	7	7
MSCI EAFE Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
Russell 2000 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
MSCI EAFE Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
Russell 2000 Standard 6 Year -10% Buffer	115	115	115	115	115	115	115	115	115	115	115
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
EURO STOXX 50 Standard 1 Yr -10% Buffer	19	19	19	19	19	19	19	19	19	19	19
MSCI EAFE Standard 1 Year -40% Buffer	7	7	7	7	7	7	7	7	7	7	7
Russell 2000 Dual Step Up 1 Yr -15% Buffer	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3
MSCI EAFE Standard 1 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16	16
MSCI EAFE Standard 6 Year -40% Buffer	140	140	140	140	140	140	140	90	90	90	90

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
Russell 2000 Standard 6 Year -40% Buffer	60	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Dual Direction 6 Yr -15% Buffer	300	300	300	300	300	300	300	300	300	300	300
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	4.8	4.8	4.8	4.8	4.8	4.8	4.8	4.8	4.8	4.8	4.8
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	80	80	80	80	80	80	80	75	75	75	75
Russell 2000 Dual Step Up 1 Yr -20% Buffer	6	6	6	6	6	6	6	6	6	6	6
MSCI EAFE Dual Direction 6 Yr -20% Buffer	175	175	175	175	175	175	175	175	175	175	175
S&P 500 Standard 1 Year -10% Buffer	12	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Standard 6 Year -40% Buffer	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550	550	550	550	550	550
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8
S&P 500 Dual Direction 6 Yr -20% Buffer	60	60	60	60	60	60	60	55	55	55	55
S&P 500 Enhanced Upside 125% 6 Yr -15%	55	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 6 Yr -10%	80	80	80	80	80	80	80	75	75	75	75
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
S&P 500 Standard 6 Year -15% Buffer	100	100	100	100	100	100	100	90	90	90	90
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	80	80	80	80	80	80	80	80	80	80	80
S&P 500 Standard 1 Year -30% Buffer	7	7	7	7	7	7	7	7	7	7	7
NASDAQ 100 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Standard 1 Year -30% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Standard 6 Year -20% Buffer	80	80	80	80	80	80	80	75	75	75	75
NASDAQ 100 Standard 6 Year -15% Buffer	85	85	85	85	85	85	85	85	85	85	85
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
Russell 2000 Step Up 1 Yr -10% Buffer	12	12	12	12	12	12	12	12	12	12	12
S&P 500 Enhanced Upside 110% 6 Yr -15%	70	70	70	70	70	70	70	70	70	70	70

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
Russell 2000 Standard 1 Year -40% Buffer	8	8	8	8	8	8	8	8	8	8	8
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550	550	550	550	550	550
S&P 500 Dual Direction 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 6 Year -40% Buffer	45	45	45	45	45	45	45	40	40	40	40
NASDAQ 100 Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
Russell 2000 Standard 6 Year -15% Buffer	95	95	95	95	95	95	95	95	95	95	95
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	55	55	55	55	55	55	55	55	55	55	55
Russell 2000 Standard 6 Year -30% Buffer	70	70	70	70	70	70	70	70	70	70	70
Russell 2000 Dual Direction 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14	14
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
MSCI EAFE Standard 1 Year -30% Buffer	8	8	8	8	8	8	8	8	8	8	8
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	40	40
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4	4	4	4	4	4	4	4	4	4	4
MSCI EM Standard 1 Year -15% Buffer	14	14	14	14	14	14	14	14	14	14	14
EURO STOXX 50 Standard 1 Year -15% Buffer	13	13	13	13	13	13	13	13	13	13	13
MSCI EAFE Standard 6 Year -30% Buffer	160	160	160	160	160	160	160	110	110	110	110
MSCI EAFE Standard 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	7	7	7	7	7	7	7	7	7	7	7
Russell 2000 Standard 1 Year -30% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
Russell 2000 Standard 1 Year -15% Buffer	14	14	14	14	14	14	14	14	14	14	14
S&P 500 Dual Direction 1 Yr -10% Buffer	9	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Standard 1 Year -20% Buffer	10	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
S&P 500 Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Direction 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
NASDAQ 100 Step Up 1 Year -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
Russell 2000 Dual Direction 6 Yr -15% Buffer	84	84	84	84	84	84	84	84	84	84	84
NASDAQ 100 Standard 6 Year -10% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EM Standard 1 Year -10% Buffer	19	19	19	19	19	19	19	19	19	19	19
Russell 2000 Dual Direction 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
EURO STOXX 50 Standard 1 Year -10% Buffer	19	19	19	19	19	19	19	19	19	19	19
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
NASDAQ 100 Standard 1 Year -15% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
S&P 500 Enhanced Upside 125% 6 Yr -10%	65	65	65	65	65	65	65	65	65	65	65
Russell 2000 Step Up 1 Yr -15% Buffer	10	10	10	10	10	10	10	10	10	10	10
S&P 500 Dual Step Up 1 Yr -15% Buffer	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8
S&P 500 Standard 1 Year -40% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
S&P 500 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8
MSCI EAFE Dual Direction 1 Yr -15% Buffer	6	6	6	6	6	6	6	6	6	6	6
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350	350
NASDAQ 100 Standard 1 Year -20% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	8	8	8	8	8	8	8	8	8	8	8
S&P 500 Standard 6 Year -30% Buffer	60	60	60	60	60	60	60	55	55	55	55
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10	10

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025	03/13/2025
Russell 2000 Annual Lock 6 Yr -10% Buff	14	14	14	14	14	14	14	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Standard 6 Year -30% Buffer	65	65	65	65	65	65	65	65	65	65	65
S&P 500 Dual Direction 6 Yr -10% Buffer	100	100	100	100	100	100	100	90	90	90	90
MSCI EAFE Standard 6 Year -40% Buffer	140	140	140	140	140	140	140	90	90	90	90
Russell 2000 Dual Step Up 1 Yr -10% Buffer	9.2	9.2	9.2	9.2	9.2	9.2	9.2	9.2	9.2	9.2	9.2
S&P 500 Standard 1 Year -20% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Step Up 1 Yr -10% Buffer	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8
Russell 2000 Annual Lock 6 Year -10% Buffer	14	14	14	14	14	14	14	13	13	13	13
Russell 2000 Dual Direction 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
Russell 2000 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Standard 1 Year -10% Buffer	16.5	16.5	16.5	16.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
MSCI EAFE Dual Direction 6 Yr -10% Buffer	500	500	500	500	500	500	500	500	500	500	500
S&P 500 Dual Step Up 1 Yr -20% Buffer	5.7	5.7	5.7	5.7	6.7	6.7	6.7	6.7	6	6	6
NASDAQ 100 Step Up 1 Year -15% Buffer	10.5	10.5	10.5	10.5	12.1	12.1	12.1	12.1	11.5	11.5	11.5
Russell 2000 Dual Direction 6 Yr -10% Buffer	105	105	105	105	105	105	105	105	105	105	105
S&P 500 Standard 6 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200	200
S&P 500 Annual Lock 6 Year -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
MSCI EAFE Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
S&P 500 Dual Direction 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	9	9	9	9	9	9	9
Russell 2000 Standard 1 Year -10% Buffer	18.5	18.5	18.5	18.5	21	21	21	21	21	21	21
S&P 500 Dual Direction 1 Yr -20% Buffer	5	5	5	5	6	6	6	6	6	6	6
Russell 2000 Dual Direction 6 Yr -20% Buffer	65	65	65	65	65	65	65	65	65	65	65
S&P 500 Dual Step Up 1 Yr -10% Buffer	8	8	8	8	10.2	10.2	10.2	10.2	9	9	9
MSCI EAFE Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
Russell 2000 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	14.5	14.5	14.5	14.5	14	14	14
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
MSCI EAFE Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
Russell 2000 Standard 6 Year -10% Buffer	115	115	115	115	115	115	115	115	115	115	115
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
EURO STOXX 50 Standard 1 Yr -10% Buffer	19	19	19	19	20.5	20.5	20.5	20.5	20.5	20.5	20.5
MSCI EAFE Standard 1 Year -40% Buffer	7	7	7	7	8	8	8	8	6.5	6.5	6.5
Russell 2000 Dual Step Up 1 Yr -15% Buffer	8.3	8.3	8.3	8.3	9.8	9.8	9.8	9.8	8.8	8.8	8.8
MSCI EAFE Standard 1 Year -10% Buffer	16	16	16	16	19	19	19	19	17	17	17
MSCI EAFE Standard 6 Year -40% Buffer	90	90	90	90	90	90	90	90	80	80	80

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
Russell 2000 Standard 6 Year -40% Buffer	60	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Dual Direction 6 Yr -15% Buffer	300	300	300	300	300	300	300	300	300	300	300
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	9.5	9.5	9.5	9.5	8	8	8
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	4.8	4.8	4.8	4.8	6.3	6.3	6.3	6.3	4.8	4.8	4.8
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	75	75	75	75	75	75	75	75	75	75	75
Russell 2000 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	8	8	8	8	7	7	7
MSCI EAFE Dual Direction 6 Yr -20% Buffer	175	175	175	175	175	175	175	175	125	125	125
S&P 500 Standard 1 Year -10% Buffer	13	13	13	13	15.5	15.5	15.5	15.5	15.5	15.5	15.5
NASDAQ 100 Standard 6 Year -40% Buffer	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550	550	550	550	550	550
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	9.8	9.8	9.8	9.8	12	12	12	12	11	11	11
S&P 500 Dual Direction 6 Yr -20% Buffer	55	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 125% 6 Yr -15%	55	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 6 Yr -10%	75	75	75	75	75	75	75	75	75	75	75
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5.5	5.5	5.5	5.5	7.5	7.5	7.5	7.5	6	6	6
S&P 500 Standard 6 Year -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	80	80	80	80	80	80	80	80	80	80	80
S&P 500 Standard 1 Year -30% Buffer	7.5	7.5	7.5	7.5	8	8	8	8	8	8	8
NASDAQ 100 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Standard 1 Year -30% Buffer	9	9	9	9	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Standard 6 Year -15% Buffer	85	85	85	85	85	85	85	85	85	85	85
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	14.5	14.5	14.5	14.5	13.5	13.5	13.5
Russell 2000 Step Up 1 Yr -10% Buffer	13	13	13	13	15.5	15.5	15.5	15.5	14	14	14
S&P 500 Enhanced Upside 110% 6 Yr -15%	70	70	70	70	70	70	70	70	70	70	70

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
Russell 2000 Standard 1 Year -40% Buffer	8	8	8	8	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	6.5	6.5	6.5	6.5	9.2	9.2	9.2	9.2	7.7	7.7	7.7
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550	550	550	550	550	550
S&P 500 Dual Direction 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 6 Year -40% Buffer	45	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	8	8	8	8	8	8	8
Russell 2000 Standard 6 Year -15% Buffer	95	95	95	95	95	95	95	95	95	95	95
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	55	55	55	55	55	55	55	55	55	55	55
Russell 2000 Standard 6 Year -30% Buffer	70	70	70	70	70	70	70	70	70	70	70
Russell 2000 Dual Direction 1 Yr -10% Buffer	15	15	15	15	18.5	18.5	18.5	18.5	17.5	17.5	17.5
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	13.5	13.5	13.5	13.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5
MSCI EAFE Standard 1 Year -30% Buffer	8	8	8	8	9.5	9.5	9.5	9.5	7.5	7.5	7.5
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	40	40
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4	4	4	4	6	6	6	6	4	4	4
MSCI EM Standard 1 Year -15% Buffer	13	13	13	13	15	15	15	15	15	15	15
EURO STOXX 50 Standard 1 Year -15% Buffer	13	13	13	13	14.5	14.5	14.5	14.5	14.5	14.5	14.5
MSCI EAFE Standard 6 Year -30% Buffer	110	110	110	110	110	110	110	110	105	105	105
MSCI EAFE Standard 1 Year -15% Buffer	12	12	12	12	14	14	14	14	11.5	11.5	11.5
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8	8	8	8	9.4	9.4	9.4	9.4	8.5	8.5	8.5
Russell 2000 Standard 1 Year -30% Buffer	10	10	10	10	11	11	11	11	10	10	10
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	6	6	6	6	7.5	7.5	7.5	7.5	7.5	7.5	7.5
Russell 2000 Standard 1 Year -15% Buffer	15	15	15	15	17.5	17.5	17.5	17.5	17	17	17
S&P 500 Dual Direction 1 Yr -10% Buffer	10	10	10	10	12.5	12.5	12.5	12.5	12.5	12.5	12.5
MSCI EAFE Standard 1 Year -20% Buffer	10	10	10	10	12	12	12	12	9.5	9.5	9.5
Russell 2000 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
S&P 500 Step Up 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	10.5	10.5	10.5	10.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	13.5	13.5	13.5	13.5	12	12	12
NASDAQ 100 Step Up 1 Year -10% Buffer	12	12	12	12	14.2	14.2	14.2	14.2	13.5	13.5	13.5
Russell 2000 Dual Direction 6 Yr -15% Buffer	84	84	84	84	84	84	84	84	84	84	84
NASDAQ 100 Standard 6 Year -10% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EM Standard 1 Year -10% Buffer	18	18	18	18	19.5	19.5	19.5	19.5	19.5	19.5	19.5
Russell 2000 Dual Direction 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	12.5	12.5	12.5	12.5	11	11	11
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
EURO STOXX 50 Standard 1 Year -10% Buffer	19	19	19	19	20.5	20.5	20.5	20.5	20.5	20.5	20.5
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
NASDAQ 100 Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
S&P 500 Enhanced Upside 125% 6 Yr -10%	65	65	65	65	65	65	65	65	65	65	65
Russell 2000 Step Up 1 Yr -15% Buffer	11	11	11	11	13	13	13	13	12	12	12
S&P 500 Dual Step Up 1 Yr -15% Buffer	6.8	6.8	6.8	6.8	8.3	8.3	8.3	8.3	7.5	7.5	7.5
S&P 500 Standard 1 Year -40% Buffer	7	7	7	7	7.5	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	12.5	12.5	12.5	12.5	11	11	11
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	6.3	6.3	6.3	6.3	7.5	7.5	7.5	7.5	7	7	7
MSCI EAFE Dual Direction 1 Yr -15% Buffer	6	6	6	6	8	8	8	8	6.5	6.5	6.5
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350	350
NASDAQ 100 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Standard 6 Year -30% Buffer	55	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -15% Buffer	11	11	11	11	12.5	12.5	12.5	12.5	12.5	12.5	12.5

	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025	05/22/2025	05/29/2025
Russell 2000 Annual Lock 6 Yr -10% Buff	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Standard 6 Year -30% Buffer	65	65	65	65	65	65	65	65	65	65	65
S&P 500 Dual Direction 6 Yr -10% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EAFE Standard 6 Year -40% Buffer	90	90	90	90	90	90	90	90	80	80	80
Russell 2000 Dual Step Up 1 Yr -10% Buffer	10.2	10.2	10.2	10.2	12.2	12.2	12.2	12.2	11.2	11.2	11.2
S&P 500 Standard 1 Year -20% Buffer	9.5	9.5	9.5	9.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Step Up 1 Yr -10% Buffer	8.8	8.8	8.8	8.8	11.8	11.8	11.8	11.8	9.5	9.5	9.5
Russell 2000 Annual Lock 6 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13	13
Russell 2000 Dual Direction 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	8	8	8	8	7	7	7

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
Russell 2000 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Standard 1 Year -10% Buffer	17.5	17.5	17.5	17.5	17	17	17	17	17	17	17
MSCI EAFE Dual Direction 6 Yr -10% Buffer	500	500	500	500	500	500	500	500	500	500	500
S&P 500 Dual Step Up 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
NASDAQ 100 Step Up 1 Year -15% Buffer	10	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Dual Direction 6 Yr -10% Buffer	105	105	105	105	105	105	105	105	105	105	105
S&P 500 Standard 6 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200	200
S&P 500 Annual Lock 6 Year -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
MSCI EAFE Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
S&P 500 Dual Direction 1 Yr -15% Buffer	8	8	8	8	7.5	7.5	7.5	7.5	7.5	7.5	7.5
Russell 2000 Standard 1 Year -10% Buffer	19	19	19	19	19	19	19	19	19	19	19
S&P 500 Dual Direction 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5	5	5	5	5	5	5
Russell 2000 Dual Direction 6 Yr -20% Buffer	65	65	65	65	65	65	65	65	65	65	65
S&P 500 Dual Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8	8	8	8	8	8	8
MSCI EAFE Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
Russell 2000 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12	12	12	12	12	12	12
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
MSCI EAFE Annual Lock 6 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15	15
Russell 2000 Standard 6 Year -10% Buffer	115	115	115	115	115	115	115	115	115	115	115
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	10	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5
EURO STOXX 50 Standard 1 Yr -10% Buffer	19	19	19	19	19	19	19	19	19	19	19
MSCI EAFE Standard 1 Year -40% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
Russell 2000 Dual Step Up 1 Yr -15% Buffer	7.8	7.8	7.8	7.8	7.3	7.3	7.3	7.3	7.3	7.3	7.3
MSCI EAFE Standard 1 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14	14
MSCI EAFE Standard 6 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80	80

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
Russell 2000 Standard 6 Year -40% Buffer	60	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Dual Direction 6 Yr -15% Buffer	300	300	300	300	300	300	300	300	300	300	300
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Step Up 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	4.3	4.3	4.3	4.3	4.3	4.3	4.3	4.3	4.3	4.3	4.3
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	75	75	75	75	75	75	75	75	75	75	75
Russell 2000 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6	6	6	6	6	6	6
MSCI EAFE Dual Direction 6 Yr -20% Buffer	125	125	125	125	125	125	125	125	125	125	125
S&P 500 Standard 1 Year -10% Buffer	14	14	14	14	13.5	13.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Standard 6 Year -40% Buffer	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550	550	550	550	550	550
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Dual Direction 6 Yr -20% Buffer	55	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 125% 6 Yr -15%	55	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 6 Yr -10%	75	75	75	75	75	75	75	75	75	75	75
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5	5	5	5	5	5	5	5	5	5	5
S&P 500 Standard 6 Year -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	80	80	80	80	80	80	80	80	80	80	80
S&P 500 Standard 1 Year -30% Buffer	8	8	8	8	7.5	7.5	7.5	7.5	7.5	7.5	7.5
NASDAQ 100 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Standard 1 Year -30% Buffer	9	9	9	9	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Standard 6 Year -15% Buffer	85	85	85	85	85	85	85	85	85	85	85
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	12	12	12	12	11.5	11.5	11.5	11.5	11.5	11.5	11.5
Russell 2000 Step Up 1 Yr -10% Buffer	12.5	12.5	12.5	12.5	12	12	12	12	12	12	12
S&P 500 Enhanced Upside 110% 6 Yr -15%	70	70	70	70	70	70	70	70	70	70	70

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
Russell 2000 Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	6.7	6.7	6.7	6.7	6.7	6.7	6.7	6.7	6.7	6.7	6.7
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550	550	550	550	550	550
S&P 500 Dual Direction 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 6 Year -40% Buffer	45	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Standard 1 Year -40% Buffer	7	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	6.5
Russell 2000 Standard 6 Year -15% Buffer	95	95	95	95	95	95	95	95	95	95	95
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	55	55	55	55	55	55	55	55	55	55	55
Russell 2000 Standard 6 Year -30% Buffer	70	70	70	70	70	70	70	70	70	70	70
Russell 2000 Dual Direction 1 Yr -10% Buffer	15.5	15.5	15.5	15.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	14.5	14.5	14.5	14.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 1 Year -30% Buffer	7	7	7	7	7	7	7	7	7	7	7
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	40	40
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4	4	4	4	4	4	4	4	4	4	4
MSCI EM Standard 1 Year -15% Buffer	15	15	15	15	14	14	14	14	14	14	14
EURO STOXX 50 Standard 1 Year -15% Buffer	13	13	13	13	13	13	13	13	13	13	13
MSCI EAFE Standard 6 Year -30% Buffer	105	105	105	105	105	105	105	105	105	105	105
MSCI EAFE Standard 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10	10
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7	7	7	7	7	7	7
Russell 2000 Standard 1 Year -30% Buffer	9.5	9.5	9.5	9.5	9	9	9	9	9	9	9
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6	6	6	6	6	6	6
Russell 2000 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15	15	15	15	15	15	15
S&P 500 Dual Direction 1 Yr -10% Buffer	11	11	11	11	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Standard 1 Year -20% Buffer	8	8	8	8	8	8	8	8	8	8	8
Russell 2000 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
S&P 500 Step Up 1 Yr -15% Buffer	8.5	8.5	8.5	8.5	8	8	8	8	8	8	8
MSCI EAFE Dual Direction 1 Yr -10% Buffer	10	10	10	10	10	10	10	10	10	10	10
NASDAQ 100 Step Up 1 Year -10% Buffer	12	12	12	12	11.5	11.5	11.5	11.5	11.5	11.5	11.5
Russell 2000 Dual Direction 6 Yr -15% Buffer	84	84	84	84	84	84	84	84	84	84	84
NASDAQ 100 Standard 6 Year -10% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EM Standard 1 Year -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
Russell 2000 Dual Direction 1 Yr -15% Buffer	9.5	9.5	9.5	9.5	9	9	9	9	9	9	9
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
EURO STOXX 50 Standard 1 Year -10% Buffer	19	19	19	19	19	19	19	19	19	19	19
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
NASDAQ 100 Standard 1 Year -15% Buffer	13	13	13	13	13	13	13	13	13	13	13
S&P 500 Enhanced Upside 125% 6 Yr -10%	65	65	65	65	65	65	65	65	65	65	65
Russell 2000 Step Up 1 Yr -15% Buffer	10.5	10.5	10.5	10.5	10	10	10	10	10	10	10
S&P 500 Dual Step Up 1 Yr -15% Buffer	7	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	6.5
S&P 500 Standard 1 Year -40% Buffer	7	7	7	7	6.5	6.5	6.5	6.5	6.5	6.5	6.5
S&P 500 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Yr -10% Buffer	10	10	10	10	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	6.5	6.5	6.5	6.5	6	6	6	6	6	6	6
MSCI EAFE Dual Direction 1 Yr -15% Buffer	5	5	5	5	5	5	5	5	5	5	5
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350	350
NASDAQ 100 Standard 1 Year -20% Buffer	11	11	11	11	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Standard 6 Year -30% Buffer	55	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -15% Buffer	11	11	11	11	10.5	10.5	10.5	10.5	10.5	10.5	10.5

	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025	07/31/2025	08/07/2025	08/14/2025
Russell 2000 Annual Lock 6 Yr -10% Buff	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Standard 6 Year -30% Buffer	65	65	65	65	65	65	65	65	65	65	65
S&P 500 Dual Direction 6 Yr -10% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EAFE Standard 6 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Yr -10% Buffer	10.2	10.2	10.2	10.2	9.7	9.7	9.7	9.7	9.7	9.7	9.7
S&P 500 Standard 1 Year -20% Buffer	9.5	9.5	9.5	9.5	9	9	9	9	9	9	9
MSCI EAFE Step Up 1 Yr -10% Buffer	8	8	8	8	8	8	8	8	8	8	8
Russell 2000 Annual Lock 6 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13	13
Russell 2000 Dual Direction 1 Yr -20% Buffer	6	6	6	6	5.5	5.5	5.5	5.5	5.5	5.5	5.5

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
Russell 2000 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Standard 1 Year -10% Buffer	15.5	15.5	15.5	15.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
MSCI EAFE Dual Direction 6 Yr -10% Buffer	500	500	500	500	500	500	500	500	500	500	500
S&P 500 Dual Step Up 1 Yr -20% Buffer	5	5	5	5	5	5	5	5	5	5	5
NASDAQ 100 Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
Russell 2000 Dual Direction 6 Yr -10% Buffer	105	105	105	105	95	95	95	95	95	95	95
S&P 500 Standard 6 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200	200
S&P 500 Annual Lock 6 Year -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
MSCI EAFE Annual Lock 6 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
S&P 500 Dual Direction 1 Yr -15% Buffer	7	7	7	7	7	7	7	7	7	7	7
Russell 2000 Standard 1 Year -10% Buffer	19	19	19	19	18	18	18	18	18	18	18
S&P 500 Dual Direction 1 Yr -20% Buffer	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5	4.5
Russell 2000 Dual Direction 6 Yr -20% Buffer	65	65	65	65	60	60	60	60	60	60	60
S&P 500 Dual Step Up 1 Yr -10% Buffer	7	7	7	7	7	7	7	7	7	7	7
MSCI EAFE Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
Russell 2000 Standard 1 Year -20% Buffer	12	12	12	12	12	12	12	12	12	12	12
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
MSCI EAFE Annual Lock 6 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Standard 6 Year -10% Buffer	115	115	115	115	115	115	115	115	115	115	115
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8
EURO STOXX 50 Standard 1 Yr -10% Buffer	17.5	17.5	17.5	17.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5
MSCI EAFE Standard 1 Year -40% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5
Russell 2000 Dual Step Up 1 Yr -15% Buffer	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3
MSCI EAFE Standard 1 Year -10% Buffer	14	14	14	14	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 6 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80	80

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
Russell 2000 Standard 6 Year -40% Buffer	60	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Dual Direction 6 Yr -15% Buffer	300	300	300	300	300	300	300	300	300	300	300
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Step Up 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	4.3	4.3	4.3	4.3	4.3	4.3	4.3	4.3	4.3	4.3	4.3
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	75	75	75	75	75	75	75	75	75	75	75
Russell 2000 Dual Step Up 1 Yr -20% Buffer	6	6	6	6	5.5	5.5	5.5	5.5	5.5	5.5	5.5
MSCI EAFE Dual Direction 6 Yr -20% Buffer	125	125	125	125	125	125	125	125	125	125	125
S&P 500 Standard 1 Year -10% Buffer	13	13	13	13	12.5	12.5	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Standard 6 Year -40% Buffer	50	50	50	50	50	50	50	50	50	50	50
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550	550	550	550	550	550
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Dual Direction 6 Yr -20% Buffer	55	55	55	55	50	50	50	50	50	50	50
S&P 500 Enhanced Upside 125% 6 Yr -15%	55	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 6 Yr -10%	75	75	75	75	75	75	75	75	75	75	75
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5	5	5	5	5	5	5	5	5	5	5
S&P 500 Standard 6 Year -15% Buffer	90	90	90	90	90	90	90	90	90	90	90
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	80	80	80	80	75	75	75	75	75	75	75
S&P 500 Standard 1 Year -30% Buffer	7	7	7	7	7	7	7	7	7	7	7
NASDAQ 100 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Standard 1 Year -30% Buffer	8	8	8	8	8	8	8	8	8	8	8
S&P 500 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Standard 6 Year -15% Buffer	85	85	85	85	85	85	85	85	85	85	85
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	11	11	11	11	11	11	11	11	11	11	11
Russell 2000 Step Up 1 Yr -10% Buffer	12	12	12	12	12	12	12	12	12	12	12
S&P 500 Enhanced Upside 110% 6 Yr -15%	70	70	70	70	70	70	70	70	70	70	70

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
Russell 2000 Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	6.7	6.7	6.7	6.7	6.7	6.7	6.7	6.7	6.7	6.7	6.7
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550	550	550	550	550	550
S&P 500 Dual Direction 6 Yr -15% Buffer	70	70	70	70	65	65	65	65	65	65	65
S&P 500 Standard 6 Year -40% Buffer	45	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Standard 1 Year -40% Buffer	6.3	6.3	6.3	6.3	6.3	6.3	6.3	6.3	6.3	6.3	6.3
Russell 2000 Standard 6 Year -15% Buffer	95	95	95	95	95	95	95	95	95	95	95
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	55	55	55	55	55	55	55	55	55	55	55
Russell 2000 Standard 6 Year -30% Buffer	70	70	70	70	70	70	70	70	70	70	70
Russell 2000 Dual Direction 1 Yr -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
MSCI EAFE Standard 1 Year -30% Buffer	7	7	7	7	7	7	7	7	7	7	7
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	40	40
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4	4	4	4	4	4	4	4	4	4	4
MSCI EM Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
EURO STOXX 50 Standard 1 Year -15% Buffer	12.8	12.8	12.8	12.8	12.8	12.8	12.8	12.8	12.8	12.8	12.8
MSCI EAFE Standard 6 Year -30% Buffer	105	105	105	105	105	105	105	105	105	105	105
MSCI EAFE Standard 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10	10
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	6.4	6.4	6.4	6.4	6.4	6.4	6.4	6.4	6.4	6.4	6.4
Russell 2000 Standard 1 Year -30% Buffer	9	9	9	9	9	9	9	9	9	9	9
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8
Russell 2000 Standard 1 Year -15% Buffer	15	15	15	15	15	15	15	15	15	15	15
S&P 500 Dual Direction 1 Yr -10% Buffer	10	10	10	10	10	10	10	10	10	10	10
MSCI EAFE Standard 1 Year -20% Buffer	8	8	8	8	8	8	8	8	8	8	8
Russell 2000 Standard 6 Year -20% Buffer	75	75	75	75	75	75	75	75	75	75	75

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
S&P 500 Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Direction 1 Yr -10% Buffer	10	10	10	10	10	10	10	10	10	10	10
NASDAQ 100 Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
Russell 2000 Dual Direction 6 Yr -15% Buffer	84	84	84	84	75	75	75	75	75	75	75
NASDAQ 100 Standard 6 Year -10% Buffer	90	90	90	90	90	90	90	90	90	90	90
MSCI EM Standard 1 Year -10% Buffer	18.5	18.5	18.5	18.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
Russell 2000 Dual Direction 1 Yr -15% Buffer	9	9	9	9	9	9	9	9	9	9	9
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	70	70	70	70	65	65	65	65	65	65	65
EURO STOXX 50 Standard 1 Year -10% Buffer	17.5	17.5	17.5	17.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200	200
NASDAQ 100 Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Enhanced Upside 125% 6 Yr -10%	65	65	65	65	65	65	65	65	65	65	65
Russell 2000 Step Up 1 Yr -15% Buffer	10	10	10	10	10	10	10	10	10	10	10
S&P 500 Dual Step Up 1 Yr -15% Buffer	6	6	6	6	6	6	6	6	6	6	6
S&P 500 Standard 1 Year -40% Buffer	6	6	6	6	6	6	6	6	6	6	6
S&P 500 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Yr -10% Buffer	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8	5.8
MSCI EAFE Dual Direction 1 Yr -15% Buffer	5	5	5	5	5	5	5	5	5	5	5
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350	350
NASDAQ 100 Standard 1 Year -20% Buffer	10	10	10	10	10	10	10	10	10	10	10
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Standard 6 Year -30% Buffer	55	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	70	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10	10

	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025
Russell 2000 Annual Lock 6 Yr -10% Buff	13	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	65	65	65	65	60	60	60	60	60	60	60
NASDAQ 100 Standard 6 Year -30% Buffer	65	65	65	65	65	65	65	65	65	65	65
S&P 500 Dual Direction 6 Yr -10% Buffer	90	90	90	90	80	80	80	80	80	80	80
MSCI EAFE Standard 6 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Yr -10% Buffer	9.7	9.7	9.7	9.7	9	9	9	9	9	9	9
S&P 500 Standard 1 Year -20% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Step Up 1 Yr -10% Buffer	8	8	8	8	8	8	8	8	8	8	8
Russell 2000 Annual Lock 6 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13	13
Russell 2000 Dual Direction 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5	5.5

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Step Up 6 Yr -10% Buffer	50	50	50	50	50	50
NASDAQ 100 Standard 1 Year -10% Buffer	15	15	15	15	15	15
MSCI EAFE Dual Direction 6 Yr -10% Buffer	500	500	500	500	500	500
S&P 500 Dual Step Up 1 Yr -20% Buffer	5	5	5	5	5	5
NASDAQ 100 Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Dual Direction 6 Yr -10% Buffer	95	95	95	95	95	95
S&P 500 Standard 6 Year -10% Buffer	175	175	175	175	175	175
S&P 500 Annual Lock 6 Year -10% Buffer	11	11	11	11	11	11
MSCI EAFE Annual Lock 6 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5
S&P 500 Dual Direction 1 Yr -15% Buffer	7	7	7	7	7	7
Russell 2000 Standard 1 Year -10% Buffer	18.5	18.5	18.5	18.5	18.5	18.5
S&P 500 Dual Direction 1 Yr -20% Buffer	4.5	4.5	4.5	4.5	4.5	4.5
Russell 2000 Dual Direction 6 Yr -20% Buffer	60	60	60	60	60	60
S&P 500 Dual Step Up 1 Yr -10% Buffer	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Step Up 6 Yr -10% Buffer	45	45	45	45	45	45
Russell 2000 Standard 1 Year -20% Buffer	12	12	12	12	12	12
S&P 500 Enhanced Upside 125% 6 Yr -10% Buffer	60	60	60	60	60	60
NASDAQ 100 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45
MSCI EAFE Annual Lock 6 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Standard 6 Year -10% Buffer	115	115	115	115	115	115
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	8.8	8.8	8.8	8.8	8.8	8.8
EURO STOXX 50 Standard 1 Yr -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5
MSCI EAFE Standard 1 Year -40% Buffer	5.5	5.5	5.5	5.5	5.5	5.5
Russell 2000 Dual Step Up 1 Yr -15% Buffer	7.3	7.3	7.3	7.3	7.3	7.3
MSCI EAFE Standard 1 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 6 Year -40% Buffer	80	80	80	80	80	80

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 6 Year -40% Buffer	60	60	60	60	60	60
MSCI EAFE Dual Direction 6 Yr -15% Buffer	300	300	300	300	300	300
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350
MSCI EAFE Step Up 1 Yr -15% Buffer	6.5	6.5	6.5	6.5	6.5	6.5
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	4.3	4.3	4.3	4.3	4.3	4.3
S&P 500 Enhanced Upside 110% 6 Yr -10% Buffer	70	70	70	70	70	70
Russell 2000 Dual Step Up 1 Yr -20% Buffer	5.5	5.5	6	6	6	6
MSCI EAFE Dual Direction 6 Yr -20% Buffer	125	125	125	125	125	125
S&P 500 Standard 1 Year -10% Buffer	13	13	13	13	13	13
NASDAQ 100 Standard 6 Year -40% Buffer	50	50	50	50	50	50
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	9	9	9	9	9	9
S&P 500 Dual Direction 6 Yr -20% Buffer	50	50	50	50	50	50
S&P 500 Enhanced Upside 125% 6 Yr -15%	50	50	50	50	50	50
S&P 500 Enhanced Upside 110% 6 Yr -10%	70	70	70	70	70	70
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	5	5	5	5	5	5
S&P 500 Standard 6 Year -15% Buffer	75	75	75	75	75	75
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	75	75	75	75	75	75
S&P 500 Standard 1 Year -30% Buffer	7	7	7	7	7	7
NASDAQ 100 Standard 6 Year -20% Buffer	75	75	75	75	75	75
NASDAQ 100 Standard 1 Year -30% Buffer	8	8	8	8	8	8
S&P 500 Standard 6 Year -20% Buffer	60	60	60	60	60	60
NASDAQ 100 Standard 6 Year -15% Buffer	85	85	85	85	85	85
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	11	11	11	11	11	11
Russell 2000 Step Up 1 Yr -10% Buffer	12	12	12	12	12	12
S&P 500 Enhanced Upside 110% 6 Yr -15%	65	65	65	65	65	65

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200
Russell 2000 Standard 1 Year -40% Buffer	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	6.7	6.7	6	6	6	6
MSCI EAFE Standard 6 Year -10% Buffer	550	550	550	550	550	550
S&P 500 Dual Direction 6 Yr -15% Buffer	65	65	65	65	65	65
S&P 500 Standard 6 Year -40% Buffer	45	45	45	45	45	45
NASDAQ 100 Standard 1 Year -40% Buffer	6.3	6.3	6.3	6.3	6.3	6.3
Russell 2000 Standard 6 Year -15% Buffer	95	95	95	95	95	95
S&P 500 Enhanced Upside 125% 6 Yr -15% Buffer	50	50	50	50	50	50
Russell 2000 Standard 6 Year -30% Buffer	70	70	70	70	70	70
Russell 2000 Dual Direction 1 Yr -10% Buffer	15	15	15	15	15	15
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	13	13	13	13	13	13
MSCI EAFE Standard 1 Year -30% Buffer	7	7	7	7	7	7
S&P 500 Loss Limiter 95 6 Yr -10% Buffer	40	40	40	40	40	40
MSCI EAFE Dual Direction 1 Yr -20% Buffer	4	4	4	4	4	4
MSCI EM Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5
EURO STOXX 50 Standard 1 Year -15% Buffer	12.8	12.8	12.8	12.8	12.8	12.8
MSCI EAFE Standard 6 Year -30% Buffer	105	105	105	105	105	105
MSCI EAFE Standard 1 Year -15% Buffer	10	10	10	10	10	10
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	6.9	6.9	6.9	6.9	6.9	6.9
Russell 2000 Standard 1 Year -30% Buffer	9	9	9	9	9	9
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	5.8	5.8	5.8	5.8	5.8	5.8
Russell 2000 Standard 1 Year -15% Buffer	15	15	15	15	15	15
S&P 500 Dual Direction 1 Yr -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Standard 1 Year -20% Buffer	8	8	8	8	8	8
Russell 2000 Standard 6 Year -20% Buffer	75	75	75	75	75	75

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Step Up 1 Yr -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5
MSCI EAFE Dual Direction 1 Yr -10% Buffer	10	10	10	10	10	10
NASDAQ 100 Step Up 1 Year -10% Buffer	11	11	11	11	11	11
Russell 2000 Dual Direction 6 Yr -15% Buffer	75	75	75	75	75	75
NASDAQ 100 Standard 6 Year -10% Buffer	90	90	90	90	90	90
MSCI EM Standard 1 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	17.5
Russell 2000 Dual Direction 1 Yr -15% Buffer	9	9	9	9	9	9
NASDAQ 100 Annual Lock 6 Yr -10% Buffer	13	13	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	65	65	65	65	65	65
EURO STOXX 50 Standard 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5
MSCI EAFE Standard 6 Year -20% Buffer	200	200	200	200	200	200
NASDAQ 100 Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Enhanced Upside 125% 6 Yr -10%	60	60	60	60	60	60
Russell 2000 Step Up 1 Yr -15% Buffer	10	10	10	10	10	10
S&P 500 Dual Step Up 1 Yr -15% Buffer	6	6	6	6	6	6
S&P 500 Standard 1 Year -40% Buffer	6	6	6	6	6	6
S&P 500 Step Up 6 Yr -10% Buffer	45	45	45	45	45	45
S&P 500 Step Up 1 Yr -10% Buffer	8.8	8.8	8.8	8.8	8.8	8.8
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	5.8	5.8	5.8	5.8	5.8	5.8
MSCI EAFE Dual Direction 1 Yr -15% Buffer	5	5	5	5	5	5
MSCI EAFE Standard 6 Year -15% Buffer	350	350	350	350	350	350
NASDAQ 100 Standard 1 Year -20% Buffer	10	10	10	10	10	10
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Standard 6 Year -30% Buffer	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 6 Yr -15% Buffer	65	65	65	65	65	65
S&P 500 Standard 1 Year -15% Buffer	10	10	10	10	10	10

	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Annual Lock 6 Yr -10% Buff	13	13	13	13	13	13
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	60	60	60	60	60	60
NASDAQ 100 Standard 6 Year -30% Buffer	65	65	65	65	65	65
S&P 500 Dual Direction 6 Yr -10% Buffer	80	80	80	80	80	80
MSCI EAFE Standard 6 Year -40% Buffer	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Standard 1 Year -20% Buffer	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Step Up 1 Yr -10% Buffer	8	8	8	8	8	8
Russell 2000 Annual Lock 6 Year -10% Buffer	13	13	13	13	13	13
Russell 2000 Dual Direction 1 Yr -20% Buffer	5.5	5.5	5.5	5.5	5.5	5.5